As filed with the Securities and Exchange Commission on January 22, 2021
Securities Act File No. 333-250811
U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 1
(Check appropriate box or boxes)
VALIC COMPANY I
(Exact Name of Registrant as Specified in the Charter)
2919 Allen Parkway
Houston, Texas 77019
(Address of Principal Executive Offices)
Telephone Number: (800) 445-7862
(Area Code and Telephone Number)
Kathleen D. Fuentes, Esq.
SunAmerica Asset Management, LLC
Harborside 5
185 Hudson Street, Suite 3300
Jersey City, NJ 07311-4992
(Name and Address of Agent for Service)
Copies to:
Margery K. Neale, Esq.
Elliot J. Gluck, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099
Approximate Date of Proposed Public Offering : It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.
Title of securities being registered: Shares of common stock, par value $0.01 per share. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

VALIC COMPANY I
Value Fund
VALIC COMPANY II
Large Cap Value Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
January 22, 2021
Dear Shareholder:
You are receiving the enclosed Combined Prospectus/Proxy Statement because you owned interests in the Value Fund, a series of VALIC Company I (“VC I”), and/or the Large Cap Value Fund, a series of VALIC Company II (“VC II”) (each, a “Target Fund” and together, the “Target Funds”), as of the close of business on January 11, 2021. If you are an owner of a variable annuity or variable life insurance contract or certificate issued by The Variable Annuity Life Insurance Company (“VALIC”) or other affiliated life insurance company, you have the right to instruct VALIC or such affiliated life insurance company how to vote shares of your Target Fund at a joint special meeting of shareholders to be held on Monday, April 5, 2021 at 4:00 p.m., Eastern Time (the “Special Meeting”). Shareholders of Target Funds who invest through a qualified retirement plan or an individual retirement account may have the right to vote or give voting instructions depending on the terms of the plan or individual retirement account custodial or other agreement. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link.
We are asking for your vote to approve a proposed reorganization of your Target Fund with the Systematic Value Fund (the “Acquiring Fund”), a series of VC I. In this reorganization, your Target Fund shares would be exchanged for the shares of the Acquiring Fund with the same aggregate net asset value of the Target Fund shares that you currently hold. It is currently anticipated that the reorganization of each Target Fund will be effected on a tax-free basis for federal income tax purposes.
The reorganization of each Target Fund is being proposed because VALIC, the investment adviser to each Target Fund and the Acquiring Fund, believes that shareholders of each fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the funds’ assets in the respective reorganization, than by continuing to operate the fund separately. VALIC further believes that it is in the best interests of each Target Fund to combine the Target Fund’s assets with a fund that has a lower net expense structure. VALIC believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the VALIC complex for a reorganization with each of the Target Funds.
At a meeting of the Board of Directors of VC I and the Board of Trustees of VC II (the “Boards” and each, a “Board”) held on October 26-27, 2020, VALIC recommended that the Board consider and approve each proposed reorganization. The Boards have each determined that the proposed reorganization of each relevant Target Fund with the Acquiring Fund is in the best interests of the Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the reorganization, and the Board of VC I has determined that each proposed reorganization is in the best interests of the Acquiring Fund and the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of each reorganization. If a reorganization is approved by shareholders, it is expected that the proposed reorganization will take effect during the second quarter of 2021. Shareholder approval of one reorganization is not contingent upon shareholder approval of the other reorganization. Included in this booklet is information about the upcoming Special Meeting:
•	A Notice of a Joint Special Meeting of Shareholders, which summarizes the matter on which you are being asked to vote; and
•
The Combined Prospectus/Proxy Statement, which provides detailed information on the Acquiring Fund, the specific proposal relating to your Target Fund being considered at the Special Meeting, and why the proposal is being made.

The Board recommends that you vote “FOR” the proposal.
VALIC has also attached a “Questions and Answers” section to assist you in evaluating the proposal. I encourage you to review the enclosed materials carefully. You may vote in one of the following ways:
•	By calling us toll-free at the telephone number listed on the enclosed proxy card or voting instruction card;
•	By Internet at the website address listed on the enclosed proxy card or voting instruction card;
•	By returning the enclosed proxy voting card or voting instruction card in the postage-paid envelope; or
•	By participating at the Special Meeting.
As always, we appreciate your support.
Sincerely,

/s/ John T. Genoy
John T. Genoy
President
Please vote now. Your vote is important.
To avoid the wasteful and unnecessary expense of further solicitation, we urge you to promptly indicate your vote on the enclosed proxy card or voting instruction card, date and sign it and return it in the envelope provided, or record your voting instructions by telephone or via the Internet, no matter how large or small your holdings may be. If you submit a properly executed proxy card or voting instruction card but do not indicate how you wish your shares to be voted, your shares will be voted “For” the applicable reorganization.

QUESTIONS & ANSWERS
We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue(s) to be voted on.
Q:	Why is a shareholder meeting being held?
A:
You are being asked to approve one or more of the following: (i) an agreement and plan of reorganization (a “Reorganization Agreement”) between VALIC Company I (“VC I”), on behalf of its series, Value Fund, and VC I, on behalf of its series, Systematic Value Fund (the “Acquiring Fund”); and (ii) a Reorganization Agreement between VALIC Company II (“VC II” and together with VC I, the “Companies” and each, a “Company”), on behalf of its series, Large Cap Value Fund, and VC I, on behalf of the Acquiring Fund. The Value Fund and the Large Cap Value Fund are each referred to as a “Target Fund” and together as the “Target Funds” and collectively with the Acquiring Fund as the “Funds” or each, a “Fund.” If the proposed reorganization (“Reorganization”) relating to your Target Fund is approved and completed, you will then have an investment in the Acquiring Fund, and your Target Fund will also be terminated as a series of the relevant Company.

The Combined Prospectus/Proxy Statement is being furnished to owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (the “Contract owners”) issued by The Variable Annuity Life Insurance Company (“VALIC”) or other affiliated life insurance company (together with VALIC, the “Life Companies” and each, a “Life Company”), having Contract values allocated to a subaccount of a separate account (“Separate Account”) invested in shares of a Target Fund as of the close of business on January 11, 2021 (the “Record Date”). Contract owners have a beneficial interest in a Target Fund, but do not invest directly in or hold shares of the Target Fund. The Life Companies, as the shareholders of a Target Fund, have voting rights with respect to the Target Fund shares, but pass through those voting rights to Contract owners. Accordingly, as a Contract owner, you have the right to instruct your Life Company how to vote Target Fund shares attributable to your Contract.
The Combined Prospectus/Proxy Statement is also being furnished to custodians/trustees of individual retirement accounts (each, an “IRA”) and plan fiduciaries of or participants in qualified employer-sponsored retirement plans (each, a “Plan”) as of the Record Date. Participants in a Plan and IRA owners may have the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions.
For convenience, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.” Additionally, any reference to Contract owners owning “shares” of a Fund refers to owning accumulation units of the subaccount that invests in such Fund.
Upon approval and completion of the applicable Reorganization, shares of your Target Fund will, in effect, be exchanged for shares of the Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the two Funds’ shares. Your Contract, Plan or IRA will be credited with shares of the Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the Target Fund held under your Contract, Plan or IRA on that date. After such date each Target Fund will be terminated as a series of the relevant Company. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of the Acquiring Fund.
Q:	How does the Board of Directors of VC I or the Board of Trustees of VC II suggest that I vote?
A:
After careful consideration, the Board of Directors of VC I and the Board of Trustees of VC II (each, a “Board”) have each determined that the applicable Reorganization is in the best interests of the relevant Target Fund and that the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization and, therefore, recommends that you cast your vote “For” the proposed Reorganization. Each Board has determined that shareholders of the relevant Target Fund may benefit from, among other things, the following:

(i)	Shareholders of each Target Fund will remain invested in a diversified, open-end fund that has higher net assets;
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(ii)
The larger net asset size of the combined fund is expected to give rise to possible operating efficiencies (e.g., certain fixed costs, such as printing shareholder reports and proxy statements, legal expenses, audit fees, mailing costs and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the combined fund); and

(iii)
The combined fund will have projected total annual fund net operating expenses that are expected to be below those of each Target Fund prior to the Reorganization after taking into account applicable contractual fee waivers and/or expense reimbursements.

Please see “Reasons for the Reorganizations” in the Combined Prospectus/Proxy Statement for more detailed information relating to the Board’s considerations.
Q:	How will the Reorganizations affect me?
A:
If shareholders of a Target Fund approve the proposed Reorganization, all of the assets and liabilities of the Target Fund will, in effect, be combined with those of the Acquiring Fund. Shares of the Target Fund will be exchanged for shares of the Acquiring Fund based on a specified exchange ratio determined by the respective net asset values of the Funds’ shares. Your Contract, Plan or IRA value immediately before the Reorganization will be the same as your Contract, Plan or IRA value immediately following completion of the Reorganization; however, you will no longer own shares of your Target Fund but will own shares of the Acquiring Fund. After the completion of the Reorganization, you will own a smaller percentage of the Acquiring Fund than you did of the Target Fund because the combined fund will be significantly larger than each of the Target Funds.

Q:	Will I own the same number of shares of the Acquiring Fund as I currently own of my Target Fund?
A:
No. However, you will receive shares of the Acquiring Fund with the same aggregate net asset value as the shares of the Target Fund you own prior to the Reorganization relating to your Target Fund. The number of shares you receive will depend on the relative net asset value of the shares of the relevant Target Fund and the Acquiring Fund on the closing date. Thus, on the closing date, if the net asset value of a share of the Acquiring Fund is lower than the net asset value of a share of the relevant Target Fund, you will receive a greater number of shares of the Acquiring Fund in the applicable Reorganization than you held in the Target Fund before the Reorganization. On the other hand, if the net asset value of a share of the Acquiring Fund is higher than the net asset value of a share of the relevant Target Fund, you will receive fewer shares of the Acquiring Fund in the applicable Reorganization than you held in the Target Fund before the Reorganization. The aggregate net asset value of your Acquiring Fund shares immediately after the applicable Reorganization will be the same as the aggregate net asset value of your Target Fund shares immediately prior to the Reorganization. Shareholders are entitled to one vote for each share or unit held on the Record Date.

Q:	Will my privileges as a shareholder change after the Reorganization?
A:
Your rights as a shareholder will not change in any way as a result of the Reorganization relating to your Target Fund, but you will be a shareholder of the Acquiring Fund, which is a separate series of VC I.

Q:	Who will advise the Acquiring Fund once the Reorganizations are completed?
A:
As you know, each Target Fund is advised by VALIC. The Acquiring Fund is also advised by VALIC and will continue to be advised by VALIC once the Reorganizations are completed. The table below sets forth the subadviser(s) for each of the Funds.

Fund	Subadviser(s)	Sub-Subadviser
Value Fund	Wellington Management Company LLP (“Wellington”)	—
Large Cap Value Fund	Janus Capital Management LLC
	Mellon Investments Corporation	Perkins Investment Management, LLC
Acquiring Fund	Wellington	—
It is anticipated that Wellington will continue to serve as subadviser to the Acquiring Fund following the completion of the Reorganizations.
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Q:	How will the Reorganizations affect Fund expenses?
A:
Following the Reorganizations, the gross and net operating expense ratios of the combined fund are expected to be lower than the current gross and net operating expense ratios of each Target Fund. For more detailed information about each Fund’s operating expense ratios, see “Summary—Fees and Expenses” in the Combined Prospectus/Proxy Statement.

Q:	What happens to my account if the Reorganization is approved?
A:
You will not need to take any further action. If the Reorganization relating to your Target Fund is approved, your shares of the Target Fund automatically will be converted into shares of the Acquiring Fund on the date of the completion of the applicable Reorganization. You will receive written confirmation that this change has taken place. The aggregate net asset value of the shares you receive in the Reorganization relating to your Target Fund will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization.

Q:	I have received another combined prospectus/proxy statement from other funds in the VALIC complex. Is this a duplicate combined prospectus/proxy statement?
A:
This is not a duplicate combined prospectus/proxy statement. You are being asked to vote separately for each fund in which you own shares. The proposals included here were not included in any other combined prospectus/proxy statement.

Q:	What happens if the Reorganization is not approved?
A:
If a Reorganization is not approved by shareholders of the relevant Target Fund, the Reorganization for that Target Fund will not occur and the applicable Board may consider alternatives, which may include seeking a reorganization with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund.

Q:	What happens if shareholders of one Target Fund approve their Reorganization, while shareholders of the other Target Fund do not?
A:
Each Reorganization is a separate transaction and is not dependent on the approval of the other Reorganization. Thus, if shareholders of one Target Fund approve the Reorganization relating to their Target Fund, their Target Fund will be reorganized, even if shareholders of the other Target Fund do not approve the Reorganization relating to their Target Fund.

Q:	Will the Reorganization create a taxable event for me?
A:	No, you will not recognize gain or loss for federal income tax purposes as a result of the Reorganization.
While the portfolio managers of the Acquiring Fund do not anticipate disposing of a material portion of either Target Fund’s holdings following the closing of the Reorganizations, they do anticipate requesting the disposition of a substantial portion of the holdings of each Target Fund in preparation for the applicable Reorganization. The purpose of these sales is to align the holdings of each Target Fund with that of the Acquiring Fund prior to the closing of the Reorganization and to minimize any tax effects and transaction costs to Acquiring Fund shareholders in connection with the realignments. During this period, each Target Fund may deviate from its principal investment strategies. VALIC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of each of the Value Fund’s portfolio and the Large Cap Value Fund’s portfolio prior to its respective Reorganization will be approximately $31,209 and $71,642, respectively, or, based on shares outstanding as of August 31, 2020, $0.004 per share and $0.005 per share, respectively. Each Target Fund will pay the transaction costs relating to the realignment of its portfolio prior to the Reorganization. The realignment of a Target Fund’s portfolio will only occur if its respective Reorganization is approved by shareholders.
Whether a substantial portion of a Target Fund’s portfolio holdings are sold will depend upon market conditions and portfolio composition of the Funds at the time of the Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio holdings are sold and each Target Fund’s tax basis in such holdings. Any capital gains recognized in these sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the shareholders of a Target Fund as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in these sales
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on a net basis following the closing of the Reorganization will be distributed, if required, to the combined fund’s shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other distributions, Contract owners will not be taxed on such distributions to the Separate Accounts of the Life Companies, although they may be subject to tax upon redemption from Contracts. Shareholders holding through Plans or IRAs will also not be taxed on such distributions, although they may be subject to tax when they withdraw funds from such accounts.
Q:	Who will pay for the Reorganizations?
A:
VALIC or its affiliates will pay the expenses incurred in connection with each Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the closing of the Reorganization relating to such Target Fund. Please refer to “Information About the Reorganizations – Expenses of the Reorganizations” for additional information about the expenses associated with each Reorganization.

Q:	How do I vote my shares?
A:
You can vote by completing the enclosed proxy card, providing voting instructions using the enclosed voting instruction card or by participating virtually at the special meeting, or as described below. Please see “Instructions for Signing Voting Instruction Cards or Proxy Cards” on the next page.

You can authorize a proxy to vote your shares by (1) using the telephone or Internet as described on your proxy card or voting instruction card, or (2) completing and signing the enclosed proxy card or voting instruction card and mailing it in the enclosed postage-paid envelope, or you can vote during the special meeting by following the instructions that will be available on the special meeting website during the special meeting.
Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the special meeting will be held in a virtual meeting format only. Shareholders that owned interests in a Target Fund as of the Record Date may participate in the special meeting by means of remote communication by registering at https://viewproxy.com/AIG/broadridgevsm2/.
If you owned interests in a Target Fund on the Record Date and wish to attend the special meeting, you must first register with Broadridge Financial Solutions, Inc. (“Broadridge”), the Target Funds’ proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm2/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Friday, April 2, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the special meeting. A separate email will follow containing a password to enter at the event link in order to access the special meeting. You may vote during the special meeting at www.proxyvote.com/. You will need your control number to vote.
For shareholders who own shares through a Contract, no matter how large or small your holdings may be, your vote counts, since the Life Companies will vote Target Fund shares in the same proportions as the instructions received from all Contract owners with assets invested in the Target Fund. Shares for which the Life Companies receive no timely voting instructions from a Contract owner will be voted by the Life Companies as for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract owners, even if only a small number of Contract owners provide voting instructions. The effect of proportional voting is that if a large number of Contract owners fail to give voting instructions, a small number of Contract owners may determine the outcome of the vote.
Q:	Why are multiple proxy cards or voting instruction cards enclosed?
A:	If you are a shareholder of more than one Target Fund, you will receive a proxy card or voting instruction card for each Target Fund.
Q:	When will the Reorganization occur?
A:
If approved by shareholders, each Reorganization is expected to occur during the second quarter of 2021. A Reorganization will not take place if the Reorganization is not approved by the relevant Target Fund’s shareholders.

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Q:	How does the Board recommend that I vote?
A:	The Board recommends that shareholders vote “FOR” the proposal.
Q:	Whom do I contact if I have questions?
A:	Please call Broadridge, the proxy solicitor, toll-free at 1-833-670-0696 Monday through Friday, 9 a.m. to 10 p.m. Eastern Time.
To Our Group Deferred Compensation Contract Owners:
As the group contract owner of your deferred compensation plan, you have the option to 1) give voting instructions, or 2) direct us to follow individual participants’ instructions for voting.
•
Should you decide to give voting instructions, please complete the voting instruction section of the enclosed card. We request that you clearly mark your vote for the proposal on the card. We will then disregard any voting instructions received from individual participants within your Contract.

•
Alternatively, if you want us to accept voting instructions from your individual participants, please complete the “Group Authorization” section of the enclosed card. This will allow us to follow the voting instructions from the individual participants.

As the group contract owner of a nonqualified unfunded deferred compensation plan, you have the right to give voting instructions.
IF VOTING BY MAIL
INSTRUCTIONS FOR SIGNING VOTING INSTRUCTION CARDS OR PROXY CARDS
The following general rules for signing voting instruction cards or proxy cards may be of assistance to you.
1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instruction card form or the proxy card.
2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instruction card or proxy card.
3.	All Other Accounts: The capacity of the individual signing the voting instruction card or proxy card should be indicated unless it is reflected in the form of registration. For example:
Registration	Valid Signature
Corporate Accounts	ABC Corp.
(1)ABC Corp.	John Doe, Treasurer
(2)ABC Corp.
(3)ABC Corp. c/o John Doe, Treasurer	John Doe John Doe, Trustee
(4)ABC Corp. Profit Sharing Plan

Trust Accounts
(1)ABC Trust	Jane B. Doe, Trustee
(2)Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1)John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith John B. Smith, Jr., Executor
(2)Estate of John B. Smith
Important additional information about the proposal is set forth in the accompanying Combined
Prospectus/Proxy Statement. Please read it carefully.
v

VALIC COMPANY I
Value Fund
VALIC COMPANY II
Large Cap Value Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON MONDAY, APRIL 5, 2021
To the Shareholders of each of the Value Fund and the Large Cap Value Fund:
This is to notify you that a Joint Special Meeting of Shareholders (the “Special Meeting”) of each of the Value Fund, a series of VALIC Company I (“VC I”), a Maryland corporation, and the Large Cap Value Fund, a series of VALIC Company II (“VC II”), a Delaware statutory trust, will be held on Monday, April 5, 2021 at 4:00 p.m., Eastern Time, for the below purposes. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link. The Value Fund and the Large Cap Value Fund are referred to as the “Target Funds” and each, a “Target Fund.”
1.
The shareholders of each Target Fund are being asked to consider and vote upon a proposal to approve an Agreement and Plan of Reorganization relating to their Target Fund, pursuant to which the Target Fund will transfer all of its assets to the Systematic Value Fund (the “Acquiring Fund”), a series of VC I, in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof; and

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
The shareholders of each Target Fund will vote separately on the proposal relating to their Target Fund. The Board of Directors of VC I and the Board of Trustees of VC II (together, the “Board”) have fixed the close of business on January 11, 2021 as the record date (the “Record Date”) for determination of shareholders of each relevant Target Fund entitled to notice of, and to vote at, the Special Meeting and any adjournments or postponements thereof.
Shareholders of record on the Record Date may participate in and vote at the Special Meeting on the Internet by virtual means by visiting the following website: https://viewproxy.com/AIG/broadridgevsm2/. If you owned interests in a Target Fund on the Record Date and wish to attend the Special Meeting, you must first register with Broadridge Financial Solutions, Inc., the proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm2/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Friday, April 2, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Special Meeting. A separate email will follow containing a password to enter at the event link in order to access the Special Meeting. You may vote during the Special Meeting at www.proxyvote.com/. You will need your control number to vote.
For owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (“Contract owners”) issued by The Variable Annuity Life Insurance Company or by an affiliated life insurance company, you have the right to instruct the issuer of the Contract how to vote Target Fund shares that are attributable to your Contract at the Special Meeting. Contract votes for which no timely instructions are received will be voted in the affirmative, the negative, or in abstention, in the same proportion as those shares for which instructions have been received from other Contract owners. Participants in qualified retirement plans (each, a “Plan”) or owners of individual retirement accounts (each, an “IRA”) may have the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions. For purposes of the enclosed Combined Prospectus/Proxy Statement, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.”

Your vote is important regardless of the size of your holdings in the Target Fund. Whether or not you expect to attend the Special Meeting virtually, please complete and sign the enclosed proxy card or voting instruction card and return it promptly in the enclosed envelope. You may also vote by telephone or over the Internet; please see pages 39-40 of the enclosed Combined Prospectus/Proxy Statement for details. If you vote by proxy and then desire to change your vote or vote, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed Combined Prospectus/Proxy Statement entitled “Voting Information and Requirements—Manner of Voting” for more information.
By Order of the Board,
/s/ Kathleen D. Fuentes
Kathleen D. Fuentes
Secretary
Houston, Texas
January 22, 2021

COMBINED PROSPECTUS/PROXY STATEMENT
VALIC COMPANY I
Systematic Value Fund
Value Fund
VALIC COMPANY II
Large Cap Value Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of the Value Fund, a series of VALIC Company I (“VC I”), a Maryland corporation, and/or the Large Cap Value Fund, a series of VALIC Company II (“VC II” and together with VC I, the “Companies” and each, a “Company”), a Delaware statutory trust. The Value Fund and the Large Cap Value Fund are referred to as the “Target Funds” and each, a “Target Fund.”
A joint special meeting of shareholders of each of the Target Funds (the “Special Meeting”) will be held on Monday, April 5, 2021 at 4:00 p.m., Eastern Time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Due to concerns regarding the coronavirus disease (COVID-19) pandemic, the Special Meeting will be held in a virtual meeting format only. You will not be able to attend the Special Meeting in person, but you will be able to view the Special Meeting live and cast your vote(s) by accessing an event link. Shareholders of record of each Target Fund at the close of business on January 11, 2021 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements thereof. This Combined Prospectus/Proxy Statement, proxy card/voting instruction card and accompanying Notice of Joint Special Meeting of Shareholders were first sent or given to shareholders of each Target Fund on or about February 5, 2021. The Board of Directors of VC I and the Board of Trustees of VC II (each, a “Board”) each requests that shareholders vote their shares by completing and returning the enclosed proxy card or voting instruction card.
Shareholders of record on the Record Date may participate in and vote at the Special Meeting on the Internet by virtual means by visiting the following website: https://viewproxy.com/AIG/broadridgevsm2/. If you owned interests in a Target Fund on the Record Date and wish to attend the Special Meeting, you must first register with Broadridge Financial Solutions, Inc., the proxy solicitor, at https://viewproxy.com/AIG/broadridgevsm2/. You will be required to enter your name, an email address and the control number found on your proxy card or voting instruction card. Requests for registration must be received no later than 5:00 p.m., Eastern Time, on Friday, April 2, 2021. Once your registration is approved, you will receive an email confirming your registration with an event link and optional dial-in information to attend the Special Meeting. A separate email will follow containing a password to enter at the event link in order to access the Special Meeting. You may vote during the Special Meeting at www.proxyvote.com/. You will need your control number to vote.
The purpose of the Special Meeting is:
1.
The shareholders of each Target Fund are being asked to consider and vote upon a proposal to approve an Agreement and Plan of Reorganization relating to their Target Fund, pursuant to which the Target Fund will transfer all of its assets to the Systematic Value Fund (the “Acquiring Fund”), a series of VC I, in exchange for the assumption by the Acquiring Fund of all of the liabilities of the Target Fund and shares of the Acquiring Fund, which shares will be distributed by the Target Fund to the holders of its shares in complete liquidation thereof; and

2.	To transact such other business as may properly be presented at the Special Meeting or any adjournment or postponement thereof.
For owners of a variable annuity or variable life insurance contract or certificate (a “Contract”) (the “Contract owners”) issued by The Variable Annuity Life Insurance Company (“VALIC”) or by an affiliated life insurance company (together with VALIC, the “Life Companies” and each, a “Life Company”), you have the right to instruct the applicable Life Company how to vote Target Fund shares that are attributable to your Contract. Contract votes for which no timely instructions are received will be voted in the affirmative, the negative, or in abstention, in the same proportion as those shares for which instructions have been received from other Contract owners. Participants in qualified retirement plans (each, a “Plan”) or owners of individual retirement accounts (each, an “IRA”) may have
i

the right to vote or give voting instructions depending on the terms of the Plan or IRA custodial or other agreement. VALIC will take direction from the applicable Plan or account trustee regarding who (e.g., the Plan or participants) has the right to vote or provide voting instructions. For convenience, we refer to Contract owners, Plan participants and IRA owners collectively as “shareholders.”
The applicable Board has approved the reorganization (“Reorganization”) with respect to each Target Fund by which the Target Fund, a separate series of the relevant Company, an open-end management investment company, would be acquired by the Acquiring Fund. The investment objective of the Acquiring Fund is to seek total return through capital appreciation. The Value Fund’s investment objective to seek long-term total return, which consists of capital appreciation and income, is similar to that of the Acquiring Fund. The Large Cap Value Fund’s investment objective is to seek to provide total returns that exceed over time the Russell 1000® Value Index through investment in equity securities. The Acquiring Fund also has certain strategies that are similar and compatible with those of each of the Target Funds. Each Target Fund and the Acquiring Fund, however, employ certain differing investment strategies to achieve their respective objectives, as discussed in more detail below. For more information on each Target Fund’s and the Acquiring Fund’s investment strategies, see “Summary – Investment Objectives and Principal Investment Strategies” below.
If a Target Fund’s shareholders approve the Reorganization relating to their Target Fund, the Target Fund will transfer its assets to the Acquiring Fund. The Acquiring Fund will assume all of the liabilities of the Target Fund and will issue shares to the Target Fund in an amount equal to the aggregate net asset value of the outstanding shares of the Target Fund. Immediately thereafter, the Target Fund will distribute these shares of the Acquiring Fund to its shareholders. After distributing these shares, the Target Fund will be terminated as a series of the relevant Company. When the Reorganization is complete, the aggregate net asset value of the Acquiring Fund shares received in the Reorganization by Target Fund shareholders will equal the aggregate net asset value of the Target Fund shares held by Target Fund shareholders immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of the Target Fund will represent a smaller percentage of ownership in the combined fund than the shares held by those in the Target Fund prior to the Reorganization. Shareholders are entitled to one vote for each share or unit held on the Record Date.
This Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of each Target Fund should know before voting on the Reorganization relating to their Target Fund and constitutes an offering of shares of the Acquiring Fund only. Please read it carefully and retain it for future reference.
The following documents containing additional information about the Acquiring Fund and the Target Funds (together, the “Funds”), each having been filed with the U.S. Securities and Exchange Commission (the “SEC”), are incorporated by reference into (legally considered to be part of) this Combined Prospectus/Proxy Statement:
•	the Statement of Additional Information dated January 22, 2021 (Securities Act File No. 333-250811) (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;
•
the VC I Prospectus and Statement of Additional Information (the “VC I SAI”), each dated October 1, 2020 (Securities Act File No. 002-83631), solely as they relate to the Value Fund and the Acquiring Fund, containing additional information about each of the Value Fund and the Acquiring Fund; and

•
the VC II Prospectus and Statement of Additional Information, each dated January 1, 2021 (Securities Act File No. 333-53589), solely as they relate to the Large Cap Value Fund, containing additional information about the Large Cap Value Fund

In addition, the following document has been filed with the SEC and is incorporated by reference into (legally considered to be a part of) and also accompanies this Combined Prospectus/Proxy Statement:
•	the Summary Prospectus of the Acquiring Fund dated October 1, 2020 (Securities Act File No. 002-83631) (the “Acquiring Fund Summary Prospectus”)
Except as otherwise described herein, the policies and procedures set forth herein relating to the shares of the Acquiring Fund will apply to the shares to be issued by the Acquiring Fund in connection with each Reorganization.
These documents are on file with the SEC. Each of the Funds is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, files reports and other information, including proxy materials, with the SEC.

Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:
Value Fund or Systematic Value Fund c/o VALIC Company I 2919 Allen Parkway Houston, Texas 77019 (800-445-7862)	Large Cap Value Fund c/o VALIC Company II 2919 Allen Parkway Houston, Texas 77019 (800-445-7862)
If you wish to request the Reorganization SAI, please ask for the “Reorganization SAI.”
You also may view or obtain these documents from the SEC:
By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov
The Boards know of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.
No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.
Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.
The date of this Combined Prospectus/Proxy Statement is January 22, 2021.

SUMMARY
The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.
Each of VC I and VC II is an open-end management investment company (an “open-end fund”) registered with the SEC. Each of the Funds is a separate series of its respective Company. The investment objective of the Acquiring Fund is to seek total return through capital appreciation. The Value Fund’s investment objective of seeking long-term total return, which consists of capital appreciation and income, is similar to that of the Acquiring Fund. The Large Cap Value Fund’s investment objective is to seek to provide total returns that exceed over time the Russell 1000® Value Index through investment in equity securities.
VALIC serves as investment adviser for each Fund. The subadviser for each of the Value Fund and the Acquiring Fund is Wellington Management Company LLP (“Wellington” or the “Subadviser”), the subadvisers for the Large Cap Value Fund are Janus Capital Management LLC (“Janus”) and Mellon Investments Corporation (“Mellon”) and the sub-subadviser for the Large Cap Value Fund is Perkins Investment Management, LLC (“Perkins”).
Value Fund and Acquiring Fund. Each of the Value Fund and the Acquiring Fund invest principally in “value” equity securities. The Value Fund invests in common stocks of companies that the Subadviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples. The Value Fund employs a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries. The Value Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range, though the portfolio manager currently focuses on securities of large-cap companies. The Acquiring Fund invests primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. The Subadviser employs a proprietary, dynamic multi-factor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. Both Funds are diversified.
Large Cap Value Fund and Acquiring Fund. Each of the Large Cap Value Fund and the Acquiring Fund invest principally in “value” equity securities. The Large Cap Value Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team. With respect to the Large Cap Value Fund, Mellon’s investment process is driven by fundamental security analysis, combining traditional value measures with analysis of business improvement, and Perkins looks for stocks that have recently underperformed, with strong balance sheets and solid recurring free cash flows. The Acquiring Fund invests primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. The Subadviser employs a proprietary, dynamic multi-factor approach to managing the Fund’s assets that is based on quantitative and qualitative research and analysis. Both Funds are diversified.
Each Board, including the directors/trustees (the “Directors”) who are not “interested persons” of the relevant Company (as defined in the 1940 Act) (the “Independent Directors”), has unanimously approved each applicable Reorganization, on behalf of each relevant Target Fund. Subject to approval by the relevant Target Fund shareholders, each Reorganization provides for:
•
the transfer of all the assets of the relevant Target Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the liabilities of the relevant Target Fund and shares of the Acquiring Fund having an aggregate net asset value equal to the value of the assets of the relevant Target Fund acquired by the Acquiring Fund reduced by the amount of such assumed liabilities;

•	the distribution of such shares of the Acquiring Fund to the relevant Target Fund’s shareholders; and
•	the termination of the relevant Target Fund as a series of the relevant Company.

If a proposed Reorganization is approved and completed, a Target Fund’s shareholders will receive shares of the Acquiring Fund that have the same aggregate net asset value as the shares of the Target Fund that they owned immediately prior to the Reorganization.
Background and Reasons for the Proposed Reorganizations
At a meeting held on October 26-27, 2020 (the “October Board Meeting”), VALIC proposed the Reorganizations to the Boards as part of an effort to optimize the fund line-up in its product offerings, including by considering potential opportunities for consolidation of certain funds that have similar objectives and strategies. VALIC believes that, with respect to each proposed Reorganization, the shareholders of each Fund will benefit more from the potential operating efficiencies and economies of scale that may be achieved by combining the Funds’ assets in the Reorganization, than by continuing to operate the Funds separately. VALIC further believes that it is in the best interests of each Target Fund to combine its assets with a Fund that has a lower net expense structure. VALIC believes that the Acquiring Fund’s investment objective and strategies make it a compatible fund within the VALIC complex for a reorganization with each Target Fund.
The Acquiring Fund, following completion of one or more of the Reorganizations, may be referred to as the “Combined Fund” in this Combined Prospectus/Proxy Statement. It is anticipated that the gross total annual fund operating expense ratio and the net annual fund operating expense ratio for the Combined Fund will be lower than the current gross total annual fund operating expense ratio and the net annual fund operating expense ratio for each of the Funds. VALIC believes that continuing to operate each Target Fund as currently constituted is not in the best interests of the Target Fund.
In approving each Reorganization, the applicable Board, including the Independent Directors, determined that participation in the Reorganization is in the best interests of the relevant Target Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. Each Board considered the Reorganization proposals at the October Board Meeting, and the entire Board, including the Independent Directors, unanimously approved each relevant Reorganization. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
The factors considered by the Board with regard to each Reorganization include, but are not limited to, the following:
•
The fact that the investment objective of the Value Fund is similar to the investment objective of the Acquiring Fund, while the investment objective of the Large Cap Value Fund is different than the investment objective of the Acquiring Fund, as well as the fact that certain strategies of each Target Fund and the Acquiring Fund are similar, while others are different. The Board considered the principal differences in investment strategy between the Acquiring Fund and each Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to each Target Fund.
•
The advisory fee rate to be paid by the Combined Fund is lower than the current advisory fee rate paid by the Value Fund but is higher than the current advisory fee rate paid by the Large Cap Value Fund.

•
The expectation that the Combined Fund will have gross and net annual operating expenses below those of each Target Fund and the Acquiring Fund and that such lower net total annual operating expenses with respect to the Large Cap Value Fund will be due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund, which is expected to be offset in part by 0.25% higher separate account charges for Contract owners at the Contract level (as described below).

•	The Acquiring Fund will be the survivor of the Reorganization for accounting and performance purposes.
•
The personnel of VALIC and the Subadviser who will manage the Combined Fund. The Directors considered that VALIC will continue to serve as the investment adviser of the Combined Fund after the Reorganization, and the Subadviser of the Acquiring Fund will continue to serve as subadviser of the Combined Fund after the Reorganization. The Reorganization is not expected to result in diminution in the level or quality of services that the Target Fund shareholders currently receive. See “Comparison of the Funds—Management of the Funds.”

•
The relative performance histories of each Fund over different time periods compared with each other. The Acquiring Fund underperformed each Target Fund for the one-year period ended December 31, 2019, outperformed the Value Fund for the five- and ten-year periods and underperformed the Large Cap Value Fund for the five- and ten-year periods. Each Target Fund’s Board considered management’s discussion of the Funds’ performance, and noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against the Fund’s benchmark and peer group. The applicable Board also took into account that it approved a change to the Acquiring Fund’s subadviser and investment strategy effective October 1, 2019, and that the Acquiring Fund’s performance prior to that date reflects that of its previous subadviser and investment strategy. While not predictive of future results, the applicable Board also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group.

•	The relative size of each Target Fund and the Acquiring Fund, and the prospects for further growth and long-term viability of each Target Fund.
•
The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•
The fact that the aggregate net asset value of the shares that shareholders of each Target Fund will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the respective Target Fund own immediately prior to the Reorganization, and that shareholders of each Target Fund will not be diluted as a result of the Reorganization.

•	The terms and conditions of each of the Reorganization Agreements.
•
The fact that VALIC or its affiliates will pay the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the Reorganization as described in the respective Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•
The estimated brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the applicable Reorganization. It was noted that many of the portfolio holdings of each Target Fund would be sold before the Reorganization would be completed.

•	The fact that the Acquiring Fund will assume all of the liabilities of the Target Funds.
•	The possible alternatives to the Reorganization.
•
The Reorganization may result in some potential benefits to VALIC, including but not limited to cost savings, resulting from managing one Combined Fund rather than three separate Funds because the fixed costs involved with operating the Combined Fund will be spread across a larger asset base following the Reorganization. The Board also considered the Reorganization’s anticipated impact on VALIC’s profitability.

If a Reorganization is not approved by shareholders of the relevant Target Fund, the applicable Board may consider other alternatives, which may include seeking a reorganization with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund.
The Board unanimously recommends that you vote “For” the Reorganization relating to your Target Fund.

Investment Objectives and Principal Investment Strategies
Comparison of the Value Fund and the Acquiring Fund
Investment Objectives. The investment objectives of the Acquiring Fund and Value Fund are similar. The investment objective of the Acquiring Fund is to seek total return through capital appreciation. The investment objective of the Value Fund is to seek long-term total return, which consists of capital appreciation and income. Each of the Acquiring Fund’s and Value Fund’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Acquiring Fund’s investment objective.
Principal Investment Strategies. The Acquiring Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. large- and mid-cap companies. Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. Generally, these companies will have a market capitalization of at least $2 billion. The equity securities in which the Acquiring Fund invests include common stock, preferred stock, convertible securities, rights and warrants. The Value Fund attempts to achieve its objective by investing in common stocks of companies that the Subadviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples. The Value Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range. While the Value Fund does not limit its investments to issuers within a particular capitalization range, the portfolio manager currently focuses on securities of large-cap companies.
The Subadviser employs a proprietary, dynamic multi-factor approach to managing the Acquiring Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the Subadviser seeks to allocate the Acquiring Fund’s assets to equity securities that the Subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the kinds of factors that the Subadviser uses to select equity securities for the Acquiring Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical prices); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that are typically more volatile, but may play an important role in overall portfolio diversification). The Subadviser considers tail risk diversification (i.e., seeking to manage the risk of a significant negative movement in the value of the Acquiring Fund’s investments) when allocating to factors. The Value Fund employs a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries.
The Acquiring Fund may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective.
The Value Fund may invest in securities of foreign issuers, including emerging market securities.
In order to generate additional income, each of the Acquiring Fund and the Value Fund may lend portfolio securities to broker-dealers and other financial institutions, provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Each Fund’s principal investment strategies may be changed without shareholder approval.
The Combined Fund’s principal investment strategies will be those of the Acquiring Fund.
Comparison. One principal difference between the Funds is that the Acquiring Fund invests primarily in equity securities of companies of large and mid-cap companies, while the Value Fund may buy securities issued by companies of any size or market capitalization range, but at times might increase its emphasis on securities of issuers in a particular capitalization range. Currently, the portfolio manager of the Value Fund focuses on securities of large-cap companies. Another difference between the Funds is that the Value Fund may invest in securities of foreign issuers, including emerging market securities, while the Acquiring Fund does not have a comparable principal investment strategy and invests primarily in securities of U.S. companies.

In addition, the Subadviser employs a proprietary, dynamic multi-factor approach to managing the Acquiring Fund’s assets that is based on quantitative and qualitative research and analysis. The Value Fund employs a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries.
While the Value Fund and the Acquiring Fund have certain differences in strategies, the Funds utilize certain similar investment strategies to achieve their respective investment objectives. Both Funds invest principally in “value” equity securities.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Other Investment Risks” below.
While the portfolio managers of the Acquiring Fund do not anticipate disposing of a material portion of the Value Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of a substantial portion of the holdings of the Value Fund in preparation for the Reorganization. The purpose of these sales is to align the holdings of the Value Fund with that of the Acquiring Fund prior to the closing of the Reorganization and to minimize any tax effects and transaction costs to Acquiring Fund shareholders in connection with the realignments. During this period, the Value Fund may deviate from its principal investment strategies. VALIC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Value Fund’s portfolio prior to the Reorganization will be approximately $31,209 or, based on shares outstanding as of August 31, 2020, $0.004 per share.
Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.
Value Fund	Acquiring Fund

■The Fund may invest in common stocks of companies that the Subadviser has identified as financially sound but out-of-favor that provide above-average potential total returns and sell at below-average price/earnings multiples.

■The Fund may buy securities issued by companies of any size or market capitalization range and at times might increase its emphasis on securities of issuers in a particular capitalization range.

■The portfolio manager currently focuses on securities of large-cap companies.

■The Fund invests primarily in equity securities of large- and mid-cap companies.

■Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields.

■The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.

■The Fund may invest in securities of foreign issuers, including emerging market securities.	■The Fund invests primarily in U.S. securities.
■The Fund employs a “bottom-up” approach, which is the use of fundamental analysis to select specific securities from a variety of industries.	■The Subadviser employs a proprietary, dynamic multi-factor approach to managing the Acquiring Fund’s assets that is based on quantitative and qualitative research and analysis.
■The Fund is diversified.	■The Fund is diversified.
■The Fund does not have a comparable principal investment strategy.	■The Fund may also engage in frequent and active trading of portfolio securities.
Comparison of the Large Cap Value Fund and the Acquiring Fund
Investment Objectives. The investment objectives of the Acquiring Fund and Large Cap Value Fund are different. The investment objective of the Acquiring Fund is to seek total return through capital appreciation, while the investment objective of the Large Cap Value Fund is to seek to provide total returns that exceed over time the Russell® Value Index through investments in equity securities. Each of the Acquiring Fund’s and the Large Cap Value Fund’s investment objective may be changed without shareholder approval. The Combined Fund will pursue the Acquiring Fund’s investment objective.
Principal Investment Strategies. The Acquiring Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. large- and mid-cap companies. The Large Cap Value Fund invests, under normal circumstances, at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team. Investors will be given at least 60 days’ written notice in advance of any change to the Large Cap Value Fund’s 80% investment policy.
For the Acquiring Fund, companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. Generally, these companies will have a market capitalization of at least $2 billion. For the Large Cap Value Fund, generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of August 31, 2020, the market capitalization range of companies in the Russell 1000® Index was approximately $815 million to $2.2 trillion. The Russell 1000® Index is a sub-index of the Russell 3000® Index. The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000® measures the performance of the 1,000 largest companies in the Russell 3000® Index, focusing on those with lower price-to-book ratios and lower forecasted growth values.
The Subadviser employs a proprietary, dynamic multi-factor approach to managing the Acquiring Fund’s assets that is based on quantitative and qualitative research and analysis. In selecting securities, the Subadviser seeks to allocate the Acquiring Fund’s assets to equity securities that the Subadviser believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Among the kinds of factors that the Subadviser uses to select equity securities for the Acquiring Fund are: (1) mean reversion (e.g., stocks that are inexpensive relative to their historical prices); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that are typically more volatile, but may play an important role in overall portfolio diversification). The Subadviser considers tail risk diversification (i.e., seeking to manage the risk of a significant negative movement in the value of the Acquiring Fund’s investments) when allocating to factors.
The equity securities in which the Acquiring Fund invests include common stock, preferred stock, convertible securities, rights and warrants. The Large Cap Value Fund may invest up to 20% of its assets in foreign securities.
The Acquiring Fund may also engage in frequent and active trading of portfolio securities to achieve its investment objective.
In order to generate additional income, each of the Acquiring Fund and the Large Cap Value Fund may lend portfolio securities to broker-dealers and other financial institutions, provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.
Each Fund’s principal investment strategies may be changed without shareholder approval, although investors in the Large Cap Value Fund will be given at least 60 days’ written notice in advance of any change to the Fund’s 80% investment policy.
The Combined Fund’s principal investment strategies will be those of the Acquiring Fund.
Comparison. One principal difference between the Funds is that the Acquiring Fund invests primarily in securities of companies of large and mid-cap companies, while the Large Cap Value Fund invests, under normal circumstances, at least 80% of net assets in equity securities of large market capitalization companies. Another difference between the Funds is that the Large Cap Value Fund may invest up to 20% of its assets in foreign securities, while the Acquiring Fund does not have a comparable principal investment strategy and invests primarily in securities of U.S. companies.

While the Large Cap Value Fund and the Acquiring Fund have certain differences in strategies, the Funds utilize certain similar investment strategies to achieve their respective investment objectives. Both Funds invest principally in “value” equity securities.
For a discussion of the principal and other investment risks associated with an investment in the Acquiring Fund and, therefore, the Combined Fund, please see “Comparison of the Funds—Principal and Other Investment Risks” below.
While the portfolio managers of the Acquiring Fund do not anticipate disposing of a material portion of the Large Cap Value Fund’s holdings following the closing of the Reorganization, they do anticipate requesting the disposition of a substantial portion of the holdings of the Large Cap Value Fund in preparation for the Reorganization. The purpose of these sales is to align the holdings of the Large Cap Value Fund with that of the Acquiring Fund prior to the closing of the Reorganization and to minimize any tax effects and transaction costs to Acquiring Fund shareholders in connection with the realignments. During this period, the Large Cap Value Fund may deviate from its principal investment strategies. VALIC has estimated that the brokerage commission and other portfolio transaction costs relating to the realignment of the Large Cap Value Fund’s portfolio prior to the Reorganization will be approximately $71,642 or, based on shares outstanding as of August 31, 2020, $0.005 per share.
Some of the similarities and differences of the principal and other significant investment strategies of the Funds are described in the chart below.
Large Cap Value Fund	Acquiring Fund

■The Fund invests at least 80% of net assets in a portfolio comprised of equity securities of large market capitalization companies traded in the U.S. that are deemed to be attractive by the portfolio management team.

■Generally, large-cap companies will include companies whose market capitalizations, at the time of purchase, are equal to or greater than the market capitalization of the smallest company in the Russell 1000® Index during the most recent 12-month period. As of August 31, 2020, the market capitalization range of companies in the Russell 1000® Index was approximately $815 million to $2.2 trillion. The Russell 1000® Index is a sub-index of the Russell 3000® Index. The Russell 3000® Index follows the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000® measures the performance of the 1,000 largest companies in the Russell 3000® Index, focusing on those with lower price-to-book ratios and lower forecasted growth values.

■The Fund invests primarily in equity securities of U.S. large- and mid-cap companies.

■Companies are determined to be large- or mid-cap based on the inclusion of their equity securities in the MSCI USA Value Index, whose constituents are companies that exhibit certain value qualities, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. Generally, these companies will have a market capitalization of at least $2 billion.

■The equity securities in which the Fund invests include common stock, preferred stock, convertible securities, rights and warrants.

■The Fund may invest up to 20% of its assets in foreign securities	■The Fund invests primarily in U.S. securities.
■The Fund does not have a comparable strategy.	■The Subadviser employs a proprietary, dynamic multi-factor approach to managing the Acquiring Fund’s assets that is based on quantitative and qualitative research and analysis.
■The Fund is diversified.	■The Fund is diversified.
■The Fund does not have a comparable strategy.	■The Fund may also engage in frequent and active trading of portfolio securities.
Additional Information About the Acquiring Fund’s Investment Strategies. From time to time, the Acquiring Fund may take temporary defensive positions that are inconsistent with its principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. There is no limit on the Acquiring Fund’s investments in money market securities for temporary defensive purposes. If the Acquiring Fund takes such a temporary defensive position, it may not achieve its investment objective.
The Acquiring Fund may also invest in equity securities of U.S. small cap companies. In addition, it may invest in futures contracts and exchange-traded funds (“ETFs”) to manage the Fund’s cash position and real estate investment trusts.
The Acquiring Fund is also subject to the following additional risks: Cybersecurity Risk, Derivatives Risk, Investment Company Risk, REITs Risk and Small-Cap Company Risk.
The investment objective and principal strategies for the Acquiring Fund are non-fundamental and may be changed by the Board of VC I without shareholder approval. References to “net assets” take into account any borrowings for investment purposes by the Acquiring Fund. Unless stated otherwise, all percentages are calculated as of the time of purchase.
In addition to the securities and techniques described herein, there are other securities and investment techniques in which the Acquiring Fund may invest in limited instances, which are not described in this Combined Prospectus/Proxy Statement. These other securities and investment techniques are listed in the VC I SAI, which may be obtained free of charge.
VALIC, as the investment adviser of VC I, initially allocates the assets of certain funds that have more than one subadviser in a manner designed to maximize investment efficiency as well as properly reflect the investment style and provide complementary fit within the fund. VALIC allocates subscriptions and redemptions equally among the multiple subadvisers, unless VALIC determines that a different allocation of assets would be in the best interest of the respective fund and its shareholders. VALIC periodically reviews the asset allocation in each fund to determine the extent to which a portion of assets managed by a subadviser differs from that portion initially allocated to the subadviser. If VALIC determines that the difference is significant, VALIC may effect a re-balancing of a fund’s assets and adjustment of the fund’s allocation of cash flows among subadvisers. However, VALIC reserves the right to reallocate assets from one subadviser to another when it would be in the best interests of a fund and its shareholders to do so. VALIC makes such determination based on a number of factors including to maintain a consistent investment style and to better reflect a fund’s benchmark or its peers. In some instances, the effect of the reallocation will be to shift assets from a better performing subadviser to a portion of the fund with a relatively lower total return.
Below is additional information about the Acquiring Fund’s principal and non-principal investments identified above.
Derivatives
Unlike stocks and bonds that represent actual ownership of a stock or bond, derivatives are instruments that “derive” their value from securities issued by a company, government, or government agency, such as futures and options. In certain cases, derivatives may be purchased for non-speculative investment purposes or to protect (“hedge”) against a change in the price of the underlying security. There are some investors who take higher risk (“speculate”) and buy derivatives to profit from a change in price of the underlying security. A fund may purchase derivatives to hedge their investment portfolios and to earn additional income in order to help achieve their objectives. Generally, a fund does not buy derivatives to speculate. Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower fund total return; and the potential loss from the use of futures can exceed a fund’s initial investment in such contracts.
Diversification
The Acquiring Fund’s diversification policy limits the amount that the Fund may invest in certain securities. The Acquiring Fund’s diversification policy is also designed to comply with the diversification requirements of the Internal Revenue Code (the “Code”) as well as the 1940 Act. The Acquiring Fund is diversified under the 1940 Act and is expected to satisfy the Code’s diversification requirements.
Equity Securities
Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. If you own an equity security, you own a part of the company that issued it. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are three types of stocks:
•
Common stock — Each share of common stock represents a part of the ownership of the company. The holder of common stock participates in the growth of the company through increasing stock price and receipt of dividends. If the company runs into difficulty, the stock price can decline and dividends may not be paid.

•	Preferred stock — Each share of preferred stock usually allows the holder to get a set dividend before the common stock shareholders receive any dividends on their shares.
•	Convertible preferred stock — A stock with a set dividend which the holder may exchange for a certain amount of common stock.
Stocks are not the only type of equity security. Other equity securities include but are not limited to convertible securities, depositary receipts, warrants, rights and partially paid shares, investment company securities, real estate securities, convertible bonds and ADRs, European Depositary Receipts and Global Depositary Receipts.
Market cap ranges. Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the total market value of the outstanding common stock (or similar securities) of the company at the time of purchase. The market capitalization of the companies in which the Acquiring Fund invests change over time. The Acquiring Fund will not automatically sell or cease to purchase stock of a company that it already owns just because the company’s market capitalization grows or falls outside this range.
ETFs
ETFs are a type of investment company bought and sold on a securities exchange. An ETF trades like common stock. While most ETFs are passively-managed and seek to replicate the performance of a particular market index or segment, some ETFs are actively-managed and do not track a particular market index or segment, thereby subjecting investors to active management risk. The Fund could purchase an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the securities underlying the ETF, although an ETF has management fees which increase its cost. The Fund’s ability to invest in ETFs is limited by the 1940 Act.
Lending Portfolio Securities
The Acquiring Fund may make secured loans of its portfolio securities for purposes of realizing additional income. No lending may be made with any companies affiliated with VALIC. The Acquiring Fund will only make loans to broker-dealers and other financial institutions deemed by State Street Bank and Trust Company (the “securities lending agent” or “State Street”) to be creditworthy. The securities lending agent also holds the cash and the portfolio securities of VC I. Each loan of portfolio securities will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. As with other extensions of credit, securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. The Acquiring Fund may lose money if it does not recover the securities and/or the value of the collateral or the value of investments made with cash collateral falls. Such events may also trigger adverse tax consequences for the Acquiring Fund. To the extent that either the value of the cash collateral or the Acquiring Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Acquiring Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral should the borrower fail financially. Engaging in securities lending could also have a leveraging effect, which may intensify the market risk, credit risk and other risks associated with investments in the Acquiring Fund.

Fees and Expenses
Fee Tables (unaudited)

Fee Table of the Value Fund, the Acquiring Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table are based on fees and expenses incurred during the 12-month period ended May 31, 2020 for each of the Funds and estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended May 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Future fees and expenses may be greater or less than those indicated below.
	Actual
	Value Fund (Target Fund)	Acquiring Fund	Pro Forma Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.78%	0.70%	0.70%
Other Expenses	0.17%	0.46%	0.22%[3]
Total Annual Fund Operating Expenses	0.95%	1.16%	0.92%
Fee Waivers and/or Expense Reimbursements	-0.10%[1]	-0.30%[2]	-0.30%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.85%[1]	0.86%[2]	0.62%[4]
[1]
The Target Fund’s investment adviser, VALIC, has contractually agreed to reimburse the expenses of the Target Fund through September 30, 2022, so that the Target Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board prior to any such renewal.

[2]
The Acquiring Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Acquiring Fund to VALIC equals 0.40% of average monthly net assets on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million, and 0.25% on assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of VC I, including a majority of the Independent Directors.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]
The Combined Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Combined Fund to VALIC equals 0.40% of average monthly net assets on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million, and 0.25% on assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of VC I, including a majority of the Independent Directors.

*	Pro Forma Combined Fund assumes the Reorganization of only the Value Fund into the Acquiring Fund.

Fee Table of the Large Cap Value Fund, the Acquiring Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table are based on fees and expenses incurred during the 12-month period ended August 31, 2020 for the Large Cap Value Fund and May 31, 2020 for the Acquiring Fund and estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended May 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Future fees and expenses may be greater or less than those indicated below.
	Actual
	Large Cap Value Fund (Target Fund)	Acquiring Fund	Pro Forma Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.70%	0.69%
Other Expenses	0.39%	0.46%	0.17%[2]
Total Annual Fund Operating Expenses	0.89%	1.16%	0.86%
Fee Waivers and/or Expense Reimbursements	—	-0.30%[1]	-0.30%[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.89%	0.86%[1]	0.56%[3]
[1]
The Acquiring Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Acquiring Fund to VALIC equals 0.40% of average monthly net assets on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million, and 0.25% on assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of VC I, including a majority of the Independent Directors.

[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]
The Combined Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Combined Fund to VALIC equals 0.40% of average monthly net assets on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million, and 0.25% on assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of VC I, including a majority of the Independent Directors.

*	Pro Forma Combined Fund assumes the Reorganization of only the Large Cap Value Fund into the Acquiring Fund.

Fee Table of the Large Cap Value Fund, the Value Fund, the Acquiring Fund and the Pro Forma Combined Fund
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Funds. The Funds’ annual operating expenses do not reflect the separate account fees charged in the Contracts in which the Funds are offered. The percentages presented in the fee table are based on fees and expenses incurred during the 12-month period ended August 31, 2020 for the Large Cap Value Fund and May 31, 2020 for each of the Value Fund and the Acquiring Fund and estimated pro forma fees and expenses attributable to shares of the Pro Forma Combined Fund for the 12-month period ended May 31, 2020, assuming the Reorganization had taken place at the beginning of the fiscal year. Future fees and expenses may be greater or less than those indicated below.
	Actual
	Large Cap Value Fund (Target Fund)	Value Fund (Target Fund)	Acquiring Fund	Pro Forma Combined Fund*
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.50%	0.78%	0.70%	0.68%
Other Expenses	0.39%	0.17%	0.46%	0.16%[3]
Total Annual Fund Operating Expenses	0.89%	0.95%	1.16%	0.84%
Fee Waivers and/or Expense Reimbursements	—	-0.10%[1]	-0.30%[2]	-0.30%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.89%	0.85%[1]	0.86%[2]	0.54%[4]
[1]
The Target Fund’s investment adviser, VALIC, has contractually agreed to reimburse the expenses of the Target Fund through September 30, 2022, so that the Target Fund’s Total Annual Fund Operating Expenses After Expense Reimbursement do not exceed 0.85%. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Target Fund’s business. This Expense Limitation Agreement will continue in effect from year to year thereafter unless terminated by the Board prior to any such renewal.

[2]
The Acquiring Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Acquiring Fund to VALIC equals 0.40% of average monthly net assets on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million, and 0.25% on assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of VC I, including a majority of the Independent Directors.

[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]
The Combined Fund’s investment adviser, VALIC, has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Combined Fund to VALIC equals 0.40% of average monthly net assets on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million, and 0.25% on assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of VC I, including a majority of the Independent Directors.

*	Pro Forma Combined Fund assumes the Reorganization of each of the Large Cap Value Fund and the Value Fund into the Acquiring Fund.
The Large Cap Value Fund pays VALIC an annual fee of 0.25% of average daily net assets for the provision of record keeping and shareholder services to Contract owners and participants that have selected the Large Cap Value Fund as an investment option (the “shareholder services fee”). VALIC has informed the Large Cap Value Fund that, in connection with its receipt of the shareholder services fee, VALIC currently reduces voluntarily the separate account charges payable under the Contracts with respect to investments in the Large Cap Value Fund by 0.25% of the value of such investments. VALIC has also informed the Large Cap Value Fund that it does not provide this voluntary reduction in separate account charges under the Contracts with respect to certain series of VC I, including the Acquiring Fund into which the Large Cap Value Fund will be reorganized. Accordingly, from the perspective of Contract owners, the anticipated lower net operating expense ratio of the Combined Fund due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund is expected to be offset in part by 0.25% higher separate account charges at the Contract level.

EXAMPLES:
These Examples are intended to help you compare the cost of investing in the relevant Fund with the cost of investing in other mutual funds. These Examples assume that you invest $10,000 in the relevant Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and, if applicable, include fee waivers and/or expense reimbursements for year one. The Examples do not reflect charges imposed by the Contract. If the Contract fees were reflected, the expenses would be higher. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Value Fund into Acquiring Fund
	1 Year	3 Years	5 Years	10 Years
Value Fund	$87	$293	$516	$1,157
Acquiring Fund	$88	$339	$609	$1,382
Pro Forma Combined Fund*	$63	$263	$480	$1,104
*	Pro Forma Combined Fund assumes the Reorganization of only the Value Fund into the Acquiring Fund. Large Cap Value Fund into Acquiring Fund
	1 Year	3 Years	5 Years	10 Years
Large Cap Value Fund	$91	$284	$493	$1,096
Acquiring Fund	$88	$339	$609	$1,382
Pro Forma Combined Fund*	$57	$244	$447	$1,033
*	Pro Forma Combined Fund assumes the Reorganization of only the Large Cap Value Fund into the Acquiring Fund.
Value Fund and Large Cap Value Fund into Acquiring Fund
	1 Year	3 Years	5 Years	10 Years
Value Fund	$87	$293	$516	$1,157
Large Cap Value Fund	$91	$284	$493	$1,096
Acquiring Fund	$88	$339	$609	$1,382
Pro Forma Combined Fund*	$55	$238	$436	$1,009
*	Pro Forma Combined Fund assumes the Reorganization of each of the Value Fund and the Large Cap Value Fund into the Acquiring Fund.

Principal Investment Risks
Because of the similarities in the principal investment strategies of the Funds, the Funds are subject to similar principal investment risks associated with an investment in the relevant Fund. The principal risks of each Fund (including certain corresponding non-principal risks in the other Fund) are set out in the tables below. For more information on these risks, see “Comparison of the Funds—Risks of the Funds.”
Value Fund and Acquiring Fund
	Value Fund	Acquiring Fund
Principal Risks
■Convertible Securities Risk (non-principal risk)
■Currency Risk
■Emerging Markets Risk
■Equity Securities Risk
■Foreign Investment Risk
■Large- and Mid-Cap Company Risk
■Management Risk
■Market Risk
■Preferred Stock Risk (non-principal risk)
■Securities Lending Risk
■Small-Cap Company Risk
■Value Style Risk

■Active Trading Risk
■Convertible Securities Risk
■Equity Securities Risk
■Large- and Mid-Cap Company Risk
■Management Risk
■Market Risk
■Preferred Stock Risk
■Quantitative Investing Risk
■Sector Risk
■Securities Lending Risk
■Small-Cap Company Risk (non-principal risk)
■Value Style Risk
■Warrant Risk

Large Cap Value Fund and Acquiring Fund
	Large Cap Value Fund	Acquiring Fund
Principal Risks	■Equity Securities Risk ■Foreign Investment Risk ■Large-Cap Companies Risk ■Management Risk ■Market Risk ■Securities Lending Risk ■Value Style Risk
■Active Trading Risk
■Convertible Securities Risk
■Equity Securities Risk
■Large- and Mid-Cap Company Risk
■Management Risk
■Market Risk
■Preferred Stock Risk
■Quantitative Investing Risk
■Sector Risk
■Securities Lending Risk
■Value Style Risk
■Warrant Risk

You will find additional descriptions of specific risks in the prospectuses and statements of additional information for the Funds.
As with any mutual fund, there can be no assurance that each Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of your Fund goes down, you could lose money.
Federal Tax Consequences
Each Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If a Reorganization so qualifies, in general, none of the relevant Target Fund, the Acquiring Fund, or their respective shareholders, will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization. As a condition to the closing of each Reorganization, VC I, on behalf of the Acquiring Fund, and the relevant Company, on behalf of the relevant Target Fund, will receive an opinion from Willkie Farr & Gallagher LLP to that effect. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.
Contract owners will not recognize gain or loss as a result of a Reorganization. As is the case with other distributions to the Separate Accounts (as defined below) of the Life Companies holding shares, Contract owners will not be taxed on any distributions paid with respect to a Reorganization.
For more information about the U.S. federal income tax consequences of each Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganizations.”
Purchase, Redemption and Valuation of Shares
Procedures for the purchase, redemption and valuation of shares of each Target Fund and the Acquiring Fund are identical.

COMPARISON OF THE FUNDS
Principal and Non-Principal Investment Risks
Value Fund and Acquiring Fund
The Funds are subject to certain similar principal and non-principal risks associated with an investment in the relevant Fund. The principal and non-principal investment risks of each Fund are set out in the table below.
	Value Fund		Acquiring Fund
Principal Risks	■	Currency Risk	■	Active Trading Risk
	■	Emerging Markets Risk	■	Convertible Securities Risk
	■	Equity Securities Risk	■	Equity Securities Risk
	■	Foreign Investment Risk	■	Large- and Mid-Cap Company Risk
	■	Large- and Mid-Cap Company Risk	■	Management Risk
	■	Management Risk	■	Market Risk
	■	Market Risk	■	Preferred Stock Risk
	■	Securities Lending Risk	■	Quantitative Investing Risk
	■	Small-Cap Company Risk	■	Sector Risk
	■	Value Style Risk	■	Securities Lending Risk
			■	Value Style Risk
			■	Warrant Risk
Non-Principal Risks	■	Convertible Securities Risk	■	Cybersecurity Risk
	■	Cybersecurity Risk	■	Derivatives Risk
	■	Investment Company Risk	■	Investment Company Risk
	■	Preferred Stock Risk	■	REITs Risk
			■	Small-Cap Company Risk
Large Cap Value Fund and Acquiring Fund
The Funds are subject to certain similar principal and non-principal risks associated with an investment in the relevant Fund. The principal and non-principal investment risks of each Fund are set out in the table below.
	Large Cap Value Fund		Acquiring Fund
Principal Risks	■	Equity Securities Risk	■	Active Trading Risk
	■	Foreign Investment Risk	■	Convertible Securities Risk
	■	Large-Cap Companies Risk	■	Equity Securities Risk
	■	Management Risk	■	Large- and Mid-Cap Company Risk
	■	Market Risk	■	Management Risk
	■	Securities Lending Risk	■	Market Risk
	■	Value Style Risk	■	Preferred Stock Risk
			■	Quantitative Investing Risk
			■	Sector Risk
			■	Securities Lending Risk
			■	Value Style Risk
			■	Warrant Risk
Non-Principal Risks	■	Cybersecurity Risk	■	Cybersecurity Risk
			■	Derivatives Risk
			■	Investment Company Risk
			■	REITs Risk
			■	Small-Cap Company Risk
The following discussion describes the principal risks that may affect the Acquiring Fund and, therefore, the Combined Fund. You will find additional descriptions of specific risks in the Acquiring Fund Summary Prospectus.

As with any mutual fund, there can be no assurance that the Acquiring Fund’s investment objective will be met or that the net return on an investment in the Acquiring Fund will exceed what could have been obtained through other investment or savings vehicles.
Shares of the Acquiring Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Acquiring Fund goes down, you could lose money.
The following are the principal investment risks associated with the Acquiring Fund and, therefore, also with the Combined Fund:
Active Trading Risk. A strategy used whereby the Fund may engage in frequent trading of portfolio securities in an effort to achieve its investment objective. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. During periods of increased market volatility, active trading may be more pronounced.
Convertible Securities Risk. The values of the convertible securities in which the Fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. At times a convertible security may be more susceptible to fixed-income security related risks, while at other times such a security may be more susceptible to equity security related risks. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and a price that is unfavorable to the Fund.
Equity Securities Risk. The Fund’s investments in equity securities are subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.
Large-Cap Companies Risk. Large-cap companies tend to go in and out of favor based on market and economic conditions. Large-cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise as much as the value of funds that emphasize smaller capitalization companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.
Management Risk. Different investment styles and strategies tend to shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The investment style or strategy used by the Fund may fail to produce the intended result. Moreover, the Fund may outperform or underperform funds that employ a different investment style or strategy. A subadviser’s assessment of a particular security or company may prove incorrect, resulting in losses or underperformance.
Generally, stocks with growth characteristics can have relatively wide price swings as a result of their potentially high valuations, while stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. The share price of the Fund that holds stocks with growth and value characteristics may be negatively affected by either set of risks, as discussed in more detail below.
•
Value Style Risk. Generally, “value” stocks are stocks of companies that a subadviser believes are currently undervalued in the marketplace. A subadviser’s judgments that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect and the price of the company’s stock may fall or may not approach the value the subadviser has placed on it.

Market Risk. The Fund’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, disease/virus, outbreaks and epidemics). The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the subadviser’s assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in a rising market. Markets tend to move in cycles with periods of rising prices and periods of falling prices. Like markets generally, the investment performance of the Fund will fluctuate, so an investor may lose money over short or even long periods.
The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.
Mid-Cap Company Risk. The risk that mid-cap companies, which usually do not have as much financial strength as very large companies, may not be able to do as well in difficult times. Investing in mid-cap companies may be subject to special risks associated with narrower product lines, more limited financial resources, fewer experienced managers, dependence on a few key employees, and a more limited trading market for their stocks, as compared with larger companies.
Preferred Stock Risk. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.
Quantitative Investing Risk. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments from the market as a whole or securities selected using only fundamental analysis. This may be the result of the factors used in building the quantitative analytical framework, the weights placed on each factor, and the accuracy of historical data supplied by third parties. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative model.
Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because the Fund may allocate relatively more assets to certain sectors than others, the Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by such the Fund.
Securities Lending Risk. Engaging in securities lending could increase the market and credit risk for Fund investments. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.
Warrant Risk. A warrant entitles the holder to purchase a specified amount of securities at a pre-determined price. Warrants may not track the value of the securities the holder is entitled to purchase and may expire worthless if the market price of the securities is below the exercise price of the warrant.

Fundamental and Non-Fundamental Investment Restrictions
Each of the Funds has similar investment restrictions. If the shareholders of a Target Fund approve the Reorganization relating to their Target Fund, VALIC will manage the Combined Fund pursuant to the investment restrictions of the Acquiring Fund. The complete list of the fundamental and non-fundamental investment restrictions of each Target Fund and the Acquiring Fund is set out in “Appendix A – Fundamental and Non-Fundamental Investment Restrictions.”
Performance Information
The following bar charts and tables illustrate the risks of investing in each Fund by showing changes in the Fund’s performance from calendar year to calendar year and comparing the Fund’s average annual returns to those of one or more broad-based securities indices. Fees and expenses incurred at the contract level are not reflected in the bar charts or tables. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Fund will perform in the future.
Calendar Year Total Returns, as of 12/31 each year for
the Value Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 15.11% (quarter ended December 31, 2020) and the lowest return for a quarter was -25.23% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Value Fund	2.21%	8.94%	9.51%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%

Calendar Year Total Returns, as of 12/31 each year for
the Large Cap Value Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was -29.39% (quarter ended March 31, 2020) and the lowest return for a quarter was 19.70% (quarter ended December 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Large Cap Value Fund	3.05%	9.64%	9.95%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%
Calendar Year Total Returns, as of 12/31 each year for
the Acquiring Fund

During the 10-year period shown in the bar chart, the highest return for a quarter was 13.13% (quarter ended December 31, 2011) and the lowest return for a quarter was -25.91% (quarter ended March 31, 2020).
Average Annual Total Returns (For the periods ended December 31, 2020)
	1 Year	5 Years	10 Years
Acquiring Fund	-2.90%	7.45%	9.16%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	2.80%	9.74%	10.50%
Because the Combined Fund will most closely resemble the Acquiring Fund, the Acquiring Fund will be the accounting survivor of each Reorganization. The Combined Fund will also maintain the performance history of the Acquiring Fund at the closing of each Reorganization.

Management of the Funds
VALIC, located at 2929 Allen Parkway, Houston, Texas 77019, is a stock life insurance company which has been in the investment advisory business since 1960 and is the investment adviser for each of the Funds. VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
VALIC serves as investment adviser to each Fund pursuant to Investment Advisory Agreements (each, an “Advisory Agreement” and together the “Advisory Agreements”) with each of VC I and VC II, on behalf of the relevant Fund(s). As investment adviser, VALIC oversees the day-to-day operations of each Fund and supervises the purchase and sale of Fund investments. VALIC employs investment subadvisers who make investment decisions for the Funds.
Each of VC I and VC II relies upon an exemptive order from the SEC which permits VALIC, subject to certain conditions, to select new unaffiliated subadvisers or replace existing subadvisers with an unaffiliated subadviser without first obtaining shareholder approval for the change. The relevant Board, including a majority of the Independent Directors, must approve each new subadvisory agreement. This allows VALIC to act more quickly to change subadvisers when it determines that a change is beneficial by avoiding the delay of calling and holding shareholder meetings to approve each change. In accordance with the exemptive order, each of VC I and VC II will provide investors with information about each new subadviser and its subadvisory agreement within 90 days of hiring the new subadviser. VALIC is responsible for selecting, monitoring, evaluating and allocating assets to the subadvisers and oversees the subadvisers’ compliance with the relevant Fund’s investment objective, policies and restrictions.
Acquiring Fund and Value Fund
Wellington serves as the Subadviser to each of the Acquiring Fund and the Value Fund. Wellington is located at 280 Congress Street, Boston, MA 02210. Wellington is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. Wellington is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of September 30, 2020, Wellington and its investment affiliates had investment management authority with respect to approximately $1.18 trillion in assets.
The Acquiring Fund is managed by Gregg R. Thomas, CFA and Thomas S. Simon, CFA, FRM. Mr. Thomas is the Senior Managing Director and Director, Investment Strategy of the Subadviser. Mr. Thomas joined the Subadviser in 1997 and has been an investment professional since 1993. Mr. Simon is Senior Managing Director and portfolio manager of the Subadviser. Mr. Simon joined the Subadviser in 2009 and has been an investment professional since 2001.
The Value Fund is managed by Mr. Adam H. Illfelder, CFA. Mr. Illfelder is a Managing Director and Equity Portfolio Manager of Wellington and joined the firm as an investment professional in 2005. He has served as portfolio manager of the Value Fund since 2018.
Large Cap Value Fund
Janus. Janus serves as one of the subadvisers for the Large Cap Value Fund and Perkins serves as the sub-subadviser to the Fund. Janus is located at 151 Detroit Street, Denver, CO 80206. Janus is an indirect subsidiary of Janus Henderson Group plc, a publicly traded company with principal operations in financial asset management businesses that had approximately $358.3 billion in assets under management as of September 30, 2020. Janus (together with its predecessors) has served as an investment adviser since 1970.
Perkins is principally located at 311 S. Wacker Drive, Suite 6000, Chicago, Illinois 60606. Perkins is a subsidiary of Janus and is registered as an investment adviser with the SEC. Perkins has been in the investment management business since 1984. Perkins also serves as investment adviser or subadviser to separately managed accounts and subadviser to other registered equity mutual funds. Janus owns approximately 100% of Perkins. Perkins leverages Janus’ trading, marketing, sales, client service, legal, compliance, and accounting and operations resources. Janus participates in the oversight of all Perkins’ operations.
A portion of the assets of the Large Cap Value Fund is managed by Kevin Preloger. Mr. Preloger is a portfolio manager at Perkins. He is responsible for managing the Perkins Large Cap Value strategy and co-manages the Mid

Cap Value and SMID Cap Value strategies. Mr. Preloger joined Perkins in May 2002 as a research analyst covering the financial services sector. Prior to joining Perkins, he worked as an analyst at ABN AMRO/LaSalle Bank Wealth Management and covered the financial services and technology sectors during his five-year tenure at the firm. Mr. Preloger received his Bachelor of Arts degree in economics from Northwestern University.
Mellon. Mellon serves as one of the subadvisers for the Large Cap Value Fund. Mellon is located at One Boston Place, Boston, Massachusetts 02108. Mellon is a global, performance-driven investment management firm committed to providing creative investment solutions for its clients. The firm is a highly regarded fundamental active equity manager, serving the investment needs of public, corporate, defined benefit and defined contribution plans, as well as union-sponsored and jointly trusteed, endowment/foundation and subadvised relationships. As of September 30, 2020, Mellon had $557.8 billion in assets under management.
A portion of the assets of the Large Cap Value Fund are managed by Brian C. Ferguson. Mr. Ferguson is the senior portfolio manager on the Dynamic Large Cap Value Equity strategy, a position he has held since 2003. He is the head of the Large Cap Value team and also the analyst responsible for the health care and financial sectors. Previously, he was a portfolio manager of Mellon’s Mid Cap Value strategy. Mr. Ferguson joined Mellon in 1997 as a research analyst in the Small Cap Opportunities Value team.
The applicable Company SAI provides additional information about the compensation of each Fund’s portfolio managers, other accounts managed by such managers and such managers’ ownership of securities in each Fund and other funds managed by VALIC.
As discussed below under “Investment Advisory Agreement,” following the Reorganization, VALIC will continue to serve as the investment adviser of the Combined Fund and Wellington will continue to serve as Subadviser to the Combined Fund. It is anticipated that Messrs. Thomas and Simon will be the portfolio managers of the Combined Fund following the Reorganizations.
The exemptive order discussed above will continue to apply to the Combined Fund following the completion of the Reorganizations. As a result, shareholder approval would not be required to employ an unaffiliated subadviser for the Combined Fund, change the terms of particular agreements with unaffiliated subadvisers or continue the employment of existing unaffiliated subadvisers after events that would otherwise cause an automatic termination of a subadvisory agreement.
Investment Advisory Agreement
Pursuant to each Company’s Advisory Agreement with VALIC, each Fund pays VALIC an advisory fee. As compensation for its services, VALIC receives from each Fund a fee, accrued daily and payable monthly, based on the average monthly net asset value of the Fund at the following annual rates listed below:
Fund	Average monthly net asset value	Advisory Fee Rate
Large Cap Value Fund	First $500 million	0.500%
	Over $500 million	0.475%
Value Fund	First $250 million	0.78%
	Next $250 million	0.73%
	Next $500 million	0.68%
	Over $1 billion	0.63%
Acquiring Fund*	First $250 million	0.70%
	Next $250 million	0.65%
	Next $500 million	0.60%
	Over $1 billion	0.55%
*
VALIC has contractually agreed to waive its advisory fee through September 30, 2022, so that the advisory fee payable by the Acquiring Fund to VALIC equals 0.40% of average monthly net assets on the first $250 million, 0.35% on the next $250 million, 0.30% on the next $500 million, and 0.25% on assets over $1 billion. This agreement may be modified or discontinued prior to such time only with the approval of the Board of VCI, including a majority of the Independent Directors.

For its most recent fiscal year, each Fund paid VALIC a fee equal to the following percentage of average monthly net assets:
Fund	Fee
Large Cap Value Fund	0.50%
Value Fund	0.78%
Acquiring Fund*	0.51%
*Net of management fee waiver.
The terms of each Advisory Agreement are substantially similar and the services provided to each Fund under its Advisory Agreement are substantially similar.
VALIC has contractually agreed to reimburse the expenses of the Value Fund through September 30, 2022, so that the Fund’s Total Annual Fund Operating Expenses do not exceed 0.85%. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will be renewed in terms of one year unless terminated by the Board of VC I prior to any such renewal.
A discussion regarding the basis for the relevant Board’s approval of the applicable Advisory Agreement is available in VC I’s most recent semi-annual report to shareholders and VC II’s most recent annual report to shareholders, as applicable.
If the shareholders of each Target Fund approve the Reorganization relating to their Target Fund, the Combined Fund will be managed by VALIC pursuant to the Advisory Agreement with respect to the Acquiring Fund, as described above. As discussed above, the services provided to each Fund under the applicable Advisory Agreement are substantially similar.
Service Providers
State Street, located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for each Fund. In this capacity, State Street maintains the portfolio securities held by each Fund, administers the purchase and sale of portfolio securities and performs certain other duties.
SunAmerica Asset Management, LLC (“SunAmerica”), located at Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, New Jersey 07311, serves as the administrator for each Fund.
VALIC Retirement Services Company, 2929 Allen Parkway, Houston, Texas 77019, is each Fund’s transfer and dividend disbursing agent.
PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, is each Fund’s independent registered public accounting firm. PwC performs an annual audit of each Fund’s financial statements and provides tax advisory services and tax return preparation.
The firm of Sullivan & Worcester LLP, located at 1666 K Street, N.W., Washington, D.C. 20006, serves as legal counsel to each Fund and as independent counsel to the Independent Directors of each Company.
Combined Fund. Each Fund currently uses the same service providers and it is anticipated that the Combined Fund will continue to use such service providers.
Dividends and Capital Gains
Dividends from Net Investment Income. For each Fund, dividends from net investment income are declared and paid annually. Dividends from net investment income are automatically reinvested for you into additional shares of the Fund.
Distributions from Capital Gains. When a Fund sells a security for more than it paid for that security, a capital gain results. For each Fund, distributions from capital gains, if any, are normally declared and paid annually. Distributions from capital gains are automatically reinvested for you into additional shares of the Fund.

Tax Consequences. As the owner of a Contract, a participant under your employer’s Contract or Plan or as an IRA account owner, you will not be directly affected by the federal income tax consequences of distributions, sales or redemptions of Fund shares. You should consult your Contract prospectus, Plan document, custodial agreement or your tax professional for further information concerning the federal income tax consequences to you of investing in the Funds.
Purchase, Redemption and Valuation of Shares
Each Company is an open-end fund and may offer shares of its Funds for sale at any time. However, each Company offers shares of its Funds only to registered and unregistered separate accounts (the “Separate Accounts” and each, a “Separate Account”) of VALIC and its affiliates and to qualifying retirement plans (previously defined as the “Plans”) and IRAs.
Valuation of shares. The net asset value per share for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern Time) by dividing the net assets of the Fund by the number of outstanding shares. The net asset value per share for each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at their market price as of the close of regular trading on the New York Stock Exchange for the day, unless, in accordance with pricing procedures approved by the applicable Board, the market quotations are determined to be unreliable. Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value in accordance with pricing procedures periodically approved by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds. In addition, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
Investments in registered investment companies that do not trade on an exchange are valued at the end of the day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security principally traded. The prospectus for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effect of using fair value pricing.
As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation or if there is no sale on the day of valuation, at the last reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of a security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the applicable Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, a Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.
Certain Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of such foreign securities may change on days when the Funds are not open to purchases or redemptions. During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to seven business days or longer, or as allowed by federal securities laws.
Buy and Selling Shares. As a participant in a Contract, Plan, or IRA, you do not directly buy shares of the Funds that make up a Company. Instead, you buy units in either a registered or unregistered separate account of VALIC or of its affiliates or through a trust or custodial account under a Plan or an IRA. When you buy these units, you specify the Funds in which you want the Separate Account, trustee or custodian to invest your money. The Separate Account, trustee or custodian in turn, buys the shares of the Funds according to your instructions. After you invest in a Fund, you participate in Fund earnings or losses in proportion to the amount of money you invest. When you provide instructions to buy, sell, or transfer shares of the Funds, the Separate Account, trustee or custodian does not pay any sales or redemption charges related to these transactions. The value of such transactions is based on the next calculation of net asset value after the orders are placed with the Fund.
For certain investors, there may be rules or procedures regarding the following:
•	any minimum initial investment amount and/or limitations on periodic investments;
•	how to purchase, redeem or exchange your interest in the Funds;
•	how to obtain information about your account, including account statements and
•	any fees applicable to your account.
For more information on such rules or procedures, you should review your Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer their shares to Separate Accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of each Company intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ Separate Accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, each Company reserves the right to refuse to sell shares of any Fund to any Separate Account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.
Execution of requests. Each Company is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next net asset value to be calculated after the request is accepted by the Company. If the order is received by a Company, or the insurance company as its authorized agent, before the Company’s close of business (generally 4:00 p.m., Eastern time), the order will receive that day’s closing price. If the order is received after that time, it will receive the next business day’s closing price.
Normally, a Company redeems Fund shares within seven days when the request is received in good order, but may postpone redemptions beyond seven days when: (i) the New York Stock Exchange is closed for other than weekends and customary holidays, or trading on the New York Stock Exchange becomes restricted; (ii) an emergency exists making disposal or valuation of the Fund’s assets not reasonably practicable; or (iii) the SEC has so permitted by order for the protection of the Company’s shareholders. For these purposes, the SEC determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist.
Frequent Purchases and Redemptions of Shares
The Funds, which are offered only through Contracts, Plans or IRAs, are intended for long-term investment and not as a frequent short-term trading (“market timing”) vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers or redemptions should not purchase shares of the Funds. Each Board has adopted policies and procedures with respect to market timing activity as discussed below. Each Company believes that market timing activity is not in the best interest of the participants of its Funds. Due to the disruptive nature of this activity, it can adversely impact the ability of the subadvisers to invest assets in an orderly, long-term manner. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; and large asset swings that decrease the Fund’s ability to provide maximum investment return to all participants. This in turn can have an adverse effect on Fund performance.
If a Fund invests in foreign securities and/or high yield fixed income securities (“junk bonds”), it may be particularly vulnerable to market timing. Market timing in a Fund that invests significantly in foreign securities may occur because of time zone differences between the foreign markets on which the Fund’s international portfolio securities trade and the time as of which the Fund’s net asset value is calculated. Market timing in a Fund that invests significantly in junk bonds may occur if market prices are not readily available for a Fund’s junk bond holdings.

Market timers might try to purchase shares of the Funds based on events occurring after foreign market closing prices are established but before calculation of the Fund’s net asset value, or if they believe market prices for junk bonds are not accurately reflected by the Fund. One of the objectives of the Companies’ fair value pricing procedures is to minimize the possibilities of this type of market timing.
Shares of the Funds are generally held through insurance company Separate Accounts, Plans or through a trust or custodial account (“Financial Intermediaries”). The ability of a Company to monitor transfers made by the participants in Separate Accounts or Plans maintained by financial intermediaries is limited by the institutional nature of Financial Intermediaries’ omnibus accounts. Each Company’s policy is that its Funds will rely on the Financial Intermediaries to monitor market timing within the Funds to the extent that the Company believes that each Financial Intermediary’s practices are reasonably designed to detect and deter transactions that are not in the best interest of the Funds.
There is no guarantee that a Company will be able to detect market timing activity or the participants engaged in such activity, or, if it is detected, to prevent its recurrence. Whether or not a Company detects it, if market timing occurs, then you should anticipate that you will be subject to the disruptions and increased expenses discussed above. In situations in which a Company becomes aware of possible market timing activity, it will notify the Financial Intermediary in order to help facilitate the enforcement of such entity’s market timing policies and procedures. Each Company has entered into agreements with various Financial Intermediaries that require such intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a participant identified as having engaged in frequent trades. Each Company reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from a Financial Intermediary, whether directly or by transfer, including orders that have been accepted by a Financial Intermediary, that the Company determines not to be in the best interest of the Fund. Such rejections, restrictions or refusals will be applied uniformly without exception.
You should review your Contract prospectus, Plan document or custodial agreement for more information regarding market timing, including any restrictions, limitations or fees that may be charged on trades made through a Contract, Plan or IRA. Any restrictions or limitations imposed by the Contract, Plan or IRA may differ from those imposed by the Companies.
Payments in Connection with Distribution
VALIC, as a life insurance company and as the investment adviser of the Funds, receives revenue sharing payments from certain subadvisers (other than SunAmerica, an affiliated investment adviser) in connection with certain administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training to support sales of the Funds, as well as occasional gifts, entertainment or other compensation as incentives. Payments may be derived from investment management fees received by VALIC or the subadvisers.

FINANCIAL HIGHLIGHTS
The following Financial Highlights table for the Acquiring Fund is intended to help you understand the Acquiring Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Acquiring Fund share. The total returns in each table represent the rate that an investor would have earned on an investment in the Acquiring Fund (assuming reinvestment of all dividends and distributions). Separate Account charges are not reflected in the total returns. If these amounts were reflected, returns would be less than those shown. This information has been audited by PwC, whose report, along with the Acquiring Fund’s financial statements, is included in VC I’s Annual Report to shareholders, which is available upon request.
	Acquiring Fund
	Year Ended May 31,
	2020	2019	2018	2017	2016
PER SHARE DATA
Net asset value at beginning of period	$13.93	$15.91	$15.64	$13.97	$16.03
Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.34	0.20	0.24	0.22
Net realized and unrealized gain(loss) on investments and foreign currencies	(0.52)	(0.61)	1.45	2.16	(1.11)
Total income (loss) from investment operations	(0.29)	(0.27)	1.65	2.40	(0.89)
Distributions from:
Net investment income	(0.39)	(0.22)	(0.28)	(0.24)	(0.21)
Net realized gain on securities	(1.46)	(1.49)	(1.10)	(0.49)	(0.96)
Total distributions	(1.85)	(1.71)	(1.38)	(0.73)	(1.17)
Net asset value at end of period	$11.79	$13.93	$15.91	$15.64	$13.97
TOTAL RETURN(a)	(2.34)%	(1.84)%	10.34%	17.25%	(4.47)%
RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.16%	0.93%	0.92%	0.92%	0.92%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.64%	2.14%	1.20%	1.57%	1.49%
Ratio of net investment income (loss) to average net assets(c)	1.27%	2.06%	1.13%	1.49%	1.42%
Portfolio turnover rate	265%	28%	24%	20%	26%
Number of shares outstanding at end of period(000’s)	3,751	3,676	3,742	3,603	4,104
Net assets at end of period (000’s)	$44,233	$51,212	$59,532	$56,339	$57,330
(a)
Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

INFORMATION ABOUT THE REORGANIZATIONS
General
Under each Reorganization Agreement, the relevant Target Fund will transfer all of its assets and liabilities to the Acquiring Fund in exchange for shares of the Acquiring Fund. For more details about the Reorganization Agreements, see Appendix B— “Form of Agreement and Plan of Reorganization.” The shares of the Acquiring Fund issued to each Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding immediately prior to the applicable Reorganization. Upon receipt by a Target Fund of the shares of the Acquiring Fund, the Target Fund will distribute the shares to its shareholders. Then, as soon as practicable after the Closing Date (as defined in Appendix B), the Target Fund will be terminated as a series of the relevant Company under applicable state law.
The distribution of Acquiring Fund shares to the Target Fund’s shareholders will be accomplished by crediting Target Fund shareholder accounts with shares of the Acquiring Fund whose aggregate value at the time of issuance will equal the aggregate value of the Target Fund attributable to such shareholder on that date. See “Terms of the Reorganization Agreement” below.
Accordingly, as a result of a Reorganization, the relevant Target Fund shareholders will own shares of the Acquiring Fund having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Target Fund shares immediately prior to the Closing Date. Each Reorganization will not result in dilution of either Fund’s net asset value. However, as a result of a Reorganization, a shareholder of the relevant Target Fund or the Acquiring Fund will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in the applicable Fund.
Terms of the Reorganization Agreements
Pursuant to each Reorganization Agreement, the Acquiring Fund will acquire the assets of the relevant Target Fund on the Closing Date in consideration for the assumption of all of the Target Fund’s liabilities and shares of the Acquiring Fund.
On the Closing Date, the relevant Target Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in value to the value of the net assets of the Target Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the Funds, and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with each Reorganization, the relevant Target Fund will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.
Each Target Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Target Fund promptly after the Closing Date. Upon distribution of such shares, all outstanding shares of the Target Fund will be redeemed in accordance with applicable state law and the organizational documents of the relevant Company. Thereafter, the relevant Target Fund will be terminated as a series of the relevant Company under relevant state law.
Each of the Funds has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.
Unless waived in accordance with the applicable Reorganization Agreement, the obligations of the relevant Company, on behalf of its Fund(s), are conditioned upon, among other things:
•	the approval of the Reorganization by the Target Fund’s shareholders;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•
the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement;

•
the effectiveness under applicable law of the registration statement of the Company of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;

•	the declaration of a dividend by the Target Fund to distribute all of its undistributed net investment income and net capital gains; and
•	the receipt of opinions of counsel relating to, among other things, the tax-free nature of the Reorganization.
Each Reorganization Agreement may be terminated or amended by the mutual consent of the relevant Company, on behalf of the relevant Fund, either before or after approval thereof by the shareholders of the Target Fund.
Each Board unanimously recommends that you vote to approve the Reorganization relating to the relevant Target Fund, as it believes the Reorganization is in the best interests of the Target Fund (as described more fully in “Reasons for the Reorganizations” below) and that the interests of existing shareholders of the Target Fund will not be diluted as a result of consummation of the proposed Reorganization.
Reasons for the Reorganizations
At the October Board Meeting, each Board, including the Independent Directors, evaluated each Reorganization independently of the other Reorganization and approved the applicable Reorganization. At the October Board Meeting, VALIC proposed the Reorganizations to the Boards as part of an effort to optimize the fund line-up in its product offerings, including by considering potential opportunities for consolidation of certain funds that have similar objectives and strategies. In approving each Reorganization Agreement, the Boards evaluated extensive information that was provided by VALIC about each Fund and the terms of the proposed Reorganization Agreement. The information showed that the Reorganizations are expected to result in operational efficiencies for the Combined Fund, although no assurance can be given that these efficiencies will be achieved. The Boards approved the Reorganizations on the recommendations of VALIC and based on each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have attributed different weights to various factors and assigned different degrees of materiality to various conclusions. The factors considered by each Board with regard to each relevant Reorganization include, but are not limited to, the following:
•
The fact that the investment objective of the Value Fund is similar to the investment objective of the Acquiring Fund, while the investment objective of the Large Cap Value Fund is different than the investment objective of the Acquiring Fund, as well as the fact that certain strategies of each Target Fund and the Acquiring Fund are similar, while others are different. The Board considered the principal differences in investment strategy between the Acquiring Fund and each Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies.”

•	The possibility that the Combined Fund is more likely to achieve further operating efficiencies and economies of scale from its larger net asset size compared to each Target Fund.
•
The advisory fee rate to be paid by the Combined Fund is lower than the current advisory fee rate paid by the Value Fund but is higher than the current advisory fee rate paid by the Large Cap Value Fund.

•
The expectation that the Combined Fund will have gross and net annual operating expenses below those of each Target Fund and the Acquiring Fund and that such lower net total annual operating expenses with respect to the Large Cap Value Fund will be due in part to the absence of a 0.25% shareholder services fee payable by the Combined Fund, which is expected to be offset in part by 0.25% higher separate account charges for Contract owners at the Contract level.

•	The Acquiring Fund will be the survivor of the Reorganization for accounting and performance purposes.
•
The personnel of VALIC and the Subadviser who will manage the Combined Fund. The Directors considered that VALIC will continue to serve as the investment adviser of the Combined Fund after the Reorganization, and the Subadviser of the Acquiring Fund will continue to serve as subadviser of the Combined Fund after the Reorganization. The Reorganization is not expected to result in diminution in the level or quality of services that the Target Fund shareholders currently receive. See “Comparison of the Funds—Management of the Funds.”

•
The relative performance histories of each Fund over different time periods compared with each other. The Acquiring Fund underperformed each Target Fund for the one-year period ended December 31, 2019, outperformed the Value Fund for the five- and ten-year periods and underperformed the Large Cap Value

Fund for the five- and ten-year periods. Each Target Fund’s Board considered management’s discussion of the Funds’ performance, and noted that it had received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against the Fund’s benchmark and peer group. The applicable Board also took into account that it approved a change to the Acquiring Fund’s subadviser and investment strategy effective October 1, 2019, and that the Acquiring Fund’s performance prior to that date reflects that of its previous subadviser and investment strategy. While not predictive of future results, the applicable Board also considered certain data with respect to the performance of each Fund as compared to the performance of its relevant peer group.
•	The relative size of each Target Fund and the Acquiring Fund, and the prospects for further growth and long-term viability of each Target Fund.
•
The fact that it is currently anticipated that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

•
The fact that the aggregate net asset value of the shares that shareholders of each Target Fund will receive in the Reorganization will equal the aggregate net asset value of the shares that shareholders of the respective Target Fund own immediately prior to the Reorganization, and that shareholders of each Target Fund will not be diluted as a result of the Reorganization.

•	The terms and conditions of each of the Reorganization Agreements.
•
The fact that VALIC or its affiliates will pay the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the Reorganization as described in the respective Reorganization Agreement. No shareholder would incur any sales charge, commission, redemption fee or other transactional fee as a result of the change of investment resulting from the Reorganization.

•
The estimated brokerage commission and other portfolio transaction costs relating to the realignment of the Target Fund’s portfolio prior to the applicable Reorganization. It was noted that many of the portfolio holdings of each Target Fund would be sold before the Reorganization would be completed.

•	The fact that the Acquiring Fund will assume all of the liabilities of the Target Funds.
•	The possible alternatives to the Reorganization.
•
The Reorganization may result in some potential benefits to VALIC, including but not limited to cost savings, resulting from managing one Combined Fund rather than three separate Funds because the fixed costs involved with operating the Combined Fund will be spread across a larger asset base following the Reorganization. The Board also considered the Reorganization’s anticipated impact on VALIC’s profitability.

During their consideration of the Reorganizations, the Independent Directors consulted with counsel to the Independent Directors in executive session outside the presence of Fund management. After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, each Board unanimously concluded that, based upon the factors and determinations summarized above, consummation of each relevant Reorganization is in the best interests of the relevant Target Fund and the interests of the Target Fund’s existing shareholders will not be diluted as a result of the Reorganization. Consequently, they approved the Reorganization Agreements and directed that the Reorganization Agreements be submitted to shareholders of the Target Funds for approval. The Directors of VC I also approved the Reorganization Agreements on behalf of the Acquiring Fund, after concluding that the proposed Reorganizations would be in the best interests of the Acquiring Fund and the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the Reorganizations.
The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors taken as a whole, though individual Directors may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.
Material U.S. Federal Income Tax Consequences of the Reorganizations
The following is a general summary of the material anticipated U.S. federal income tax consequences of each Reorganization. The discussion is based upon the Code, Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons that hold shares of a Target Fund as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. This discussion assumes that the Contracts issued by the respective Life Companies are and remain qualified as annuity contracts. Shareholders should consult their own tax advisers as to the U.S. federal income tax consequences of a Reorganization, as well as the effects of state, local and non-U.S. tax laws.
It is a condition to the closing of each Reorganization that the relevant Company, on behalf of each relevant Fund, receive an opinion from Willkie Farr & Gallagher LLP, special tax counsel to each Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that the Target Fund and the Acquiring Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As a “reorganization” within the meaning of Section 368(b) of the Code, the U.S. federal income tax consequences of each Reorganization can be summarized as follows:
•
No gain or loss will be recognized by the Target Fund or by the Acquiring Fund upon the transfer of all of the assets of the Target Fund to the Acquiring Fund solely in exchange for the shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund; or upon the distribution of the shares of the Acquiring Fund by the Target Fund to its shareholders in the subsequent termination of the Target Fund.

•	No gain or loss will be recognized by a shareholder of the Target Fund that exchanges all of its shares of the Target Fund solely for the shares of the Acquiring Fund pursuant to the Reorganization.
•
The tax basis of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will be the same as the tax basis of the shares of the Target Fund surrendered in exchange therefor.

•
The holding period of the shares of the Acquiring Fund received by a shareholder of the Target Fund pursuant to the Reorganization (including any fractional share) will include the holding period of the shares of the Target Fund surrendered in exchange therefor.

•
The Acquiring Fund’s tax basis in assets of the Target Fund received by the Acquiring Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of the Target Fund immediately prior to the Reorganization increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Fund upon the transfer, and the Acquiring Fund’s holding period for such assets will, in each instance, include the period during which the assets were held by the Target Fund.

The opinion of Willkie Farr & Gallagher LLP relating to each Reorganization will be based on U.S. federal income tax law in effect on the Closing Date. In rendering each opinion, Willkie Farr & Gallagher LLP will also rely upon certain representations of the management of the Acquiring Fund and the relevant Target Fund and assume, among other things, that the applicable Reorganization will be consummated in accordance with the operative documents. Each opinion will not express an opinion as to the tax effects to the respective Target Fund, the Acquiring Fund, or the respective shareholders of each from the marking to market of certain categories of assets as of the closing of the taxable year of each Target Fund at the time of the applicable Reorganization or as a result of the transfer of certain types of assets. An opinion of counsel is not binding on the IRS or any court.
The Acquiring Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to each Target Fund and its shareholders.
Effect on Owners of Contracts
Contract owners will not recognize gain or loss as a result of either Reorganization. As is the case with other distributions to the Separate Accounts of the Life Companies holding shares, Contract owners will not be taxed on any distributions paid with respect to either Reorganization.

Effect on the Separate Accounts of the Life Companies and Other Shareholders
Prior to the Closing Date, each Target Fund will declare a distribution to its shareholders, if any, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the Closing Date. Contract owners will not be directly affected by such Target Fund distributions.
As discussed above, a substantial portion of the portfolio securities of each Target Fund are expected to be sold in connection with the applicable Reorganization. The tax impact of any such sales will depend on the difference between the price at which such portfolio securities are sold and the Target Fund’s basis in such securities. Any capital gains recognized in such sales on a net basis following the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies and other shareholders of the Combined Fund, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. Any capital gains recognized in such sales on a net basis prior to the closing of the Reorganization will be distributed, if required, to the Separate Accounts of the Life Companies and other shareholders of the Target Fund, as applicable, as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale. As is the case with other distributions, Contract owners will not be taxed on these distributions. VALIC also has advised that none of the Target Funds or the Combined Fund will dispose of holdings in the Target Funds’ or the Combined Fund’s portfolios to such an extent that it would adversely affect the tax-free nature of the applicable Reorganization for federal income tax purposes.
As a result of the Reorganizations, the Acquiring Fund will succeed to tax attributes, including capital loss carryforwards, if any, of each Target Fund. The capital loss carryforwards of the Funds will be available to offset future capital gains recognized by the Combined Fund, subject to limitations under the Code. These limitations generally apply to a fund that experiences a greater than 50% ownership change as a result of a reorganization. In addition, pursuant to Section 381 of the Code, an acquiring fund generally may not use a target fund’s capital loss carryforwards to offset gains recognized during the portion of the year before the date of a reorganization, but may use such capital loss carryforwards to offset post-reorganization gains. Where these limitations apply, the Combined Fund may not be able to use all or a portion of a Fund’s capital loss carryforwards in a particular year, the effect of which may be to accelerate the recognition of taxable gains to the Combined Fund and its shareholders post-closing of the Reorganization. As of May 31, 2020, the Large Cap Value Fund had $3,495,205 of short-term capital loss carryforwards. The Reorganizations are not expected to result in an ownership change of the Funds. In addition, any limitation under Section 381 of the Code is not expected to be material. Thus, it is not anticipated that the limitations on use of a Fund’s capital loss carryforwards, if any, would be material.
Expenses of the Reorganizations
VALIC or its affiliates will pay the expenses incurred in connection with each Reorganization, including all direct and indirect expenses and out-of-pocket costs other than any transaction costs relating to the sale of each Target Fund’s portfolio securities prior to or after the applicable Reorganization as described in the relevant Reorganization Agreement. Expenses incurred in connection with each Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to the Boards, including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; tabulation expenses; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization.
All other expenses of each of the Funds shall be paid by the applicable Fund. VALIC has estimated that the brokerage commission and other transactions costs associated with the pre-Reorganization portfolio repositioning will be $31,209 for the Value Fund and $71,642 for the Large Cap Value Fund. None of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganizations, except for the estimated broker commissions listed above.
Legal Matters
Certain legal matters concerning the federal income tax consequences of each Reorganization and issuance of shares of the Acquiring Fund will be passed on by Willkie Farr & Gallagher LLP and Venable LLP, each special counsel to VC I, respectively, in connection with the Reorganizations.

OTHER INFORMATION
Capitalization
The following tables set forth as of May 31, 2020: (i) the unaudited capitalization of the Value Fund, (ii) the unaudited capitalization of the Large Cap Value Fund, (iii) the unaudited capitalization of the Acquiring Fund, and (iv) the unaudited pro forma combined capitalization of the Combined Fund assuming each Reorganization has been approved. The capitalizations are likely to be different when a Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.
Value Fund
Net Assets:	$112,969,762
Shares Outstanding:	7,219,334
Net Assets Per Share:	$15.65
Large Cap Value Fund
Net Assets:	$240,058,614
Shares Outstanding:	13,095,036
Net Assets Per Share:	$18.33
Acquiring Fund
Net Assets:	$44,232,930
Shares Outstanding:	3,750,716
Net Assets Per Share:	$11.79
Value Fund into Acquiring Fund
Pro Forma Combined Fund
Net Assets:	$157,202,692
Shares Outstanding:	13,329,948
Net Assets Per Share:	$11.79
Large Cap Value Fund into Acquiring Fund
Pro Forma Combined Fund
Net Assets:	$284,291,544
Shares Outstanding:	24,106,403
Net Assets Per Share:	$11.79
Value Fund and Large Cap Value Fund into Acquiring Fund
Pro Forma Combined Fund
Net Assets:	$397,261,306
Shares Outstanding:	33,685,635
Net Assets Per Share:	$11.79

Shareholder Information
Value Fund. As of the Record Date, there were 7,176,290 shares of the Value Fund outstanding. As of such date, the Directors and officers of VC I as a group owned less than 1% of the shares of the Value Fund. As of the Record Date, no person was known by the Value Fund to own beneficially or of record 5% or more of the Value Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	61.96%
Aggressive Growth Lifestyle Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	11.99%
Moderate Growth Lifestyle Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	16.46%
Dynamic Allocation Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	5.90%
Large Cap Value Fund. As of the Record Date, there were 13,821,694 shares of the Large Cap Value Fund outstanding. As of such date, the Directors and officers of VC II as a group owned less than 1% of the shares of the Large Cap Value Fund. As of the Record Date, no person was known by the Large Cap Value Fund to own beneficially or of record 5% or more of the Large Cap Value Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	61.15%
Aggressive Growth Lifestyle Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	13.48%
Moderate Growth Lifestyle Fund, a series of VC II	2929 Allen Parkway Houston, Texas 77019	20.35%
Acquiring Fund. As of the Record Date, there were 3,472,346 shares of the Acquiring Fund outstanding. As of such date, the Directors and officers of VC I as a group owned less than 1% of the shares of the Acquiring Fund. As of the Record Date, no person was known by the Acquiring Fund to own beneficially or of record 5% or more of the Acquiring Fund’s shares, except as follows:
Name	Address	%
VALIC Separate Account A	2929 Allen Parkway Houston, Texas 77019	85.22%
Dynamic Allocation Fund, a series of VC I	2929 Allen Parkway Houston, Texas 77019	14.75%
Shareholder Rights and Obligations
Each of the Value Fund and the Acquiring Fund is a series of VC I, a Maryland corporation, and the Large Cap Value Fund is a series of VC II, a Delaware business trust. For purposes of this section, the Directors of VC II are referred to herein as “Trustees” and VC II is referred to as the “Trust,” where applicable.
Maryland Corporations
VC I is an open-end fund organized as a corporation under the laws of the State of Maryland on December 7, 1984. As a Maryland corporation, VC I is governed by the Maryland General Corporation Law (the “MGCL”), its charter (the “Charter”) and bylaws (the “Bylaws”). VC I is currently authorized to issue 45 separate investment portfolios each of which is, in effect, a separate mutual fund issuing its own separate class of common stock. VC I has an authorized capitalization of 37,250,000,000 billion shares of common stock, $0.01 par value per share, which are authorized to be issued in 45 classes (portfolios) comprising 750 million to 1 billion shares each. The Directors may authorize the creation of additional series or classes of stock in the future. The MGCL and the Charter permit the Board to supplement the Charter without a vote of the shareholders to increase the aggregate number of authorized shares or the number of shares of any series or class.

Shareholder Voting. Shareholders of VC I are entitled to one vote per share and fractional votes for fractional shares on each matter submitted to a vote at a meeting of shareholders.
Election and Removal of Directors. Shareholders of VC I may elect Directors at any annual meeting of shareholders or at a special meeting of shareholders that is called for the purpose of electing directors. As permitted by the MGCL for an open-end fund, the Bylaws provide that VC I is not required to hold an annual meeting of shareholders in any year in which the election of Directors is not required by the 1940 Act. A special meeting of shareholders may be called to remove a Director upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast on such matter at such meeting. A Director may be removed, with or without cause, by the affirmative vote of a majority of all the votes entitled to be cast generally for the election of Directors..
Issuance of Shares. As permitted by the MGCL and the Charter, the Board of VC I has the power to authorize the issuance of shares of stock. Prior to issuance of shares of each series or class, the Board may, in its sole discretion, set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms or conditions of redemption for each series or class.
Extraordinary Corporate Actions and Charter Amendments. Under the MGCL, a Maryland corporation generally cannot dissolve, amend its charter, or engage in a statutory share exchange, merger or consolidation unless declared advisable by the board of directors and approved by a vote of shareholders. Pursuant to amendments to the MGCL that recently became effective for open-end funds such as VC I, these extraordinary corporate actions and charter amendments can be approved by a majority of the entire board of directors and in the manner required by the 1940 Act. Most charter amendments and many corporate actions do not require shareholder approval under the 1940 Act. Accordingly, the Board of VC I could authorize these corporate actions without shareholder approval.
Shareholder, Director and Officer Liability. Under Maryland law, shareholders generally are not personally liable for debts or obligations of a corporation. Maryland law provides that a director who has met his or her statutory standard of conduct has no liability by reason of being or having been a director. The Charter and Bylaws provide that, to the maximum extent permitted by Maryland law in effect from time to time, VC I shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to any individual who is a present or former Director or officer of VC I and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The indemnification provisions and the limitation on liability are both subject to any limitations of the 1940 Act, which generally provides that no director or officer shall be protected from liability to the corporation or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The provisions governing the advance of expenses are subject to applicable requirements of the 1940 Act or rules thereunder and the Charter.
Derivative Actions. Under Maryland law, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.
Delaware Statutory Trusts
VC II is an open-end fund organized as a business trust under the laws of the State of Delaware on May 6, 1998. A Delaware business trust is governed by the Delaware Statutory Trust Act (the “Delaware Act”), its declaration of trust and by-laws (“By-Laws”). VC II is presently authorized to sell 15 series, each of which is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, divided into classes. The Trustees may authorize the creation of additional classes of shares in the future.
Member Voting. Unless otherwise provided in a declaration of trust, the Delaware Act vests the management of a trust in a trustee. The Amended and Restated Agreement and Declaration of Trust (the “Declaration”) of VC II vests management of the Large Cap Value Fund and each series thereof in the Trustees of VC II and provides that each Trustee shall have all powers necessary and desirable to carry out that responsibility, including those specifically set forth in the Declaration.
Under the Declaration, the Trustees may (i) sell, convey, and transfer all or substantially all of the assets of the Trust, or the assets belonging to any one or more series, to another trust, partnership, association, corporation or other entity organized under the laws of any state of the United States, or may transfer such assets to another series of the Trust, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Trust, shares of such other series), (ii) to the extent permitted by law then in effect merge or consolidate the Trust or any series with any other trust or any corporation, partnership, or association organized under the laws of any state of the

United States, or (iii) cause the Trust to convert to a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction all upon such terms and conditions and for such consideration when and as authorized by vote or written consent of a majority of the Trustees and approved by the affirmative vote of the holders of not less than a majority of the shares outstanding and entitled to vote of each series whose assets are affected by such transaction, or by an instrument or instruments in writing without a meeting, consented to by the holders of not less than a majority of such shares, and/or by such other vote of any series as may be established by the Certificate of Designation with respect to such series.
Election and Removal of Trustees. The Declaration sets forth the Trustees of the Trust and provides that the Trustees serving as such, whether signatories thereto or thereafter becoming Trustees, may increase (to not more than twelve (12)) or decrease the number of Trustees to a number other than the number theretofore determined by a written instrument signed by a majority of the Trustees (or by an officer of the Trust pursuant to the vote of a majority of the Trustees). Subject to Section 16(a) of the 1940 Act and to the Declaration and to any requirements specified in the By-Laws, the Trustees shall have the power to set and alter the terms of office of the Trustees, and at any time to lengthen or shorten their own terms or make their terms of unlimited duration, to elect their own successors and, pursuant to the Declaration, to appoint Trustees to fill vacancies; provided that Trustees shall be elected by a Majority Shareholder Vote (as defined in the Declaration) at any such time or times as the Trustees shall determine that such action is required under Section 16(a) of the 1940 Act or, if not so required, that such action is advisable; and further provided that, after the initial election of Trustees by the shareholders, the term of office of any incumbent Trustee shall continue until the termination of the Trust or his/her earlier death, resignation, retirement, bankruptcy, adjudicated incompetency or other incapacity or removal, or if not so terminated, until the election of such Trustee’s successor in office has become effective in accordance with the Declaration. For purposes of this paragraph, a “Majority Shareholder Vote” shall mean the vote for the election of such Trustee of a plurality of all outstanding shares of the Trust, without regard to series, represented in person or by proxy and entitled to vote thereon, provided that a quorum (as determined in accordance with the Declaration and By-Laws) is present.
Any Trustee may resign his/her trust or retire as a Trustee, by a written instrument signed by him/her and delivered to the other Trustees or to any officer of the Trust, and such resignation or retirement shall take effect upon such delivery or upon such later date as is specified in such instrument. Any Trustee may be removed: (i) by vote of shareholders holding a majority of the shares of the Trust then outstanding, cast in person or by proxy at any meeting called for the purpose; or (ii) by a written declaration signed by shareholders holding not less than a majority of the shares of the Trust then outstanding.
Issuance of Shares. Under the Declaration, the Trustees are authorized to issue an unlimited number of shares. Shareholders are not entitled to any pre-emptive or other right to subscribe to any additional shares of the Trust or series or any securities issued by the Trust. Subject to compliance with the requirements of the 1940 Act, the Trustees shall have the authority to provide that holders of shares of any series shall have the right to convert said shares into shares of one or more other series, that holders of any class of the Trust or a series of shares shall have the right to convert said shares of such class into shares of one or more other classes of the Trust or such series, and that shares of any class of the Trust or a series shall be automatically converted into shares of another class of the Trust or such series, in each case in accordance with such requirements and procedures as the Trustees may establish.
Series. The Declaration provides that the Trustees shall have the authority from time to time to establish and designate one or more separate, distinct and independent series of shares (each of which series shall represent interests only in the asset attributed by the Trustees to such series), and to authorize separate classes of shares of the Trust (or any such series), as they deem necessary or desirable. All shares shall be of one class, provided that the Trustees shall have the power to classify or reclassify any unissued shares of any series into any number of additional classes of such series.
Amendments to the Declaration. Under the Declaration, the provisions of the Declaration (whether or not related to the rights of shareholders) may be amended at any time, so long as such amendment does not adversely affect the rights of any shareholder with respect to which such amendment is or purports to be applicable and so long as such amendment is not in contravention of applicable law, including the 1940 Act, by an instrument in writing signed by a majority of the Trustees (or by an officer of the Trust pursuant to the vote of a majority of the Trustees).
Shareholder, Trustee and Officer Liability. The Declaration provides that the Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other person or persons in connection with the assets or the affairs of the Trust or of any series, and subject to the Declaration, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other person or persons in connection with the assets or affairs of the Trust or of any series, save only for liability to the shareholders or the Trust arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions. The Trust (or if the matter relates only to a particular series, that series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such series, and all persons dealing with the Trust or any series shall be deemed to have agreed that resort shall be had solely to the Trust property of the Trust or the series assets of such series, as the case may be, for the payment or performance thereof.
The Declaration further provides that the Trustees shall use their best efforts to ensure that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust in respect of the Trust is on file with the Secretary of the state of Delaware and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of such instrument are not binding upon any of them or the shareholders individually but are binding only upon the assets and property of the Trust, or the particular series in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or shareholders or shareholder individually, or to subject the series assets of any series to the obligations of any other series or the Trust generally.
Derivative Actions. Under the Declaration, shareholders shall have power to vote to the same extent as the stockholders of a Delaware business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series, or the shareholders of any of them (provided, however, that a shareholder of a particular series shall not in any event be entitled to maintain a derivative or class action on behalf of any other series or the shareholders thereof).
The following description of shareholder rights and obligations is applicable to each of VC I and VC II.
Each outstanding share of a Fund has one vote on all matters that shareholders vote on. Participants vote on these matters indirectly by voting their units. The manner in which participants vote their units depends on their Contract or Plan. See your Contract prospectus or Plan document for specific details. When a matter comes up for vote, the Separate Account will vote its shares in the same proportion as the unit votes it actually receives. If VALIC determines that it may, under the current interpretation of the 1940 Act, vote shares directly instead of voting through its units, it may decide to vote that way.
Shareholder Proposals
Neither Maryland law nor Delaware law requires VC I or VC II, respectively, to hold regular, annual shareholder meetings. However, a Company must hold shareholder meetings on the following matters: (a) to approve certain agreements as required by the 1940 Act; (b) to change fundamental investment restrictions; and (c) to fill vacancies on its respective Board if the shareholders have elected less than a majority of the Directors. Shareholders who would like to submit proposals for consideration at future shareholder meetings should send written proposals to Kathleen D. Fuentes, Vice President and Secretary of VC I and VC II, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the applicable Fund within a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.
Solicitation of Proxies
Solicitations of proxies are being made on behalf of each of the Target Funds and the applicable Board primarily by the mailing of the Notice and this Combined Prospectus/Proxy Statement with its enclosures on or about February 5, 2021. In addition to the solicitation of proxies by mail, employees of the Target Funds and its affiliates may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. The tabulation and solicitation expenses in connection with the Reorganizations along with certain other reorganizations of other VALIC funds being proposed are estimated to be approximately $401,699, all of which will be borne by

VALIC or its affiliates. VALIC or its affiliates will also bear any additional costs that may be incurred in connection with contacting those shareholders who have not voted in the event of a need for re-solicitation of votes. Currently, if VALIC determines to retain the services of a proxy solicitation firm on behalf of any of the Target Funds, it anticipates retaining Broadridge Financial Solutions, Inc. (“Broadridge”). Any proxy solicitation firm engaged by VALIC, among other things, will be: (i) required to maintain the confidentiality of all shareholder information; (ii) prohibited from selling or otherwise disclosing shareholder information to any third party; and (iii) required to comply with applicable telemarketing laws.
Questions about the proposal should be directed to Broadridge by telephone toll-free at 1-833-670-0696.

VOTING INFORMATION AND REQUIREMENTS
General
This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of each Target Fund into the Acquiring Fund and the solicitation of proxies by and on behalf of the applicable Board for use at the Special Meeting. The Special Meeting will be held virtually on Monday, April 5, 2021, at 4:00 p.m., Eastern Standard Time, or at such later time as is made necessary by adjournment or postponement. Since completion of one Reorganization is not contingent on another, there are combinations of Reorganizations that may occur in addition to those presented in this Combined Prospectus/Proxy Statement.
As of the Record Date, the Value Fund had 7,176,290 shares outstanding and the Large Cap Value Fund had 13,821,694 shares outstanding.
Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof. Shareholders are entitled to one vote for each share or unit held on that date.
Shareholder Approval
Voting Requirements: Approval by the Value Fund of its proposed Reorganization will require the affirmative vote of a majority of the outstanding voting securities of the Target Fund as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Target Fund present or represented by proxy at the Special Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of the Target Fund. Approval by the Large Cap Value Fund of its proposed Reorganization will require the affirmative vote of a majority of the outstanding votes of the Target Fund. Shareholder approval of one Reorganization is not contingent upon shareholder approval of the other Reorganization. If a Target Fund’s shareholders fail to approve the applicable proposed Reorganization, the Reorganization will not occur and the relevant Board may consider other alternatives, which may include seeking a reorganization with a different fund, the liquidation of the Target Fund or continuing current operations of the Target Fund. Each Board has fixed the close of business on January 11, 2021 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting.
Quorum Requirements: With respect to each of the Value Fund and the Large Cap Value Fund, a quorum for the Special Meeting is present if a majority of the outstanding shares of stock or shares, respectively, entitled to vote at the Special Meeting are present in person (virtually) or by proxy. Abstentions will be treated as present for determining the quorum. Abstentions will not, however, be counted as voting on any matter at the Special Meeting and will have the same effect as a vote against the proposal. As noted above, the Separate Accounts and the Plans own directly nearly all of the outstanding shares of a Target Fund and the Life Companies will vote those shares for which they receive timely voting instructions from shareholders in accordance with those instructions. As a result, a majority of the outstanding shares of a Target Fund will be represented at the Special Meeting and thus a quorum will be present. However, in the event that a quorum is not present at the Special Meeting, or in the event that a quorum is present but sufficient votes to approve the proposal are not received, the chairman of the Special Meeting or the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of votes. If submitted to shareholders, any such adjournment will require the affirmative vote of the holders of a majority of those shares voting on the adjournment. The persons named as proxies will vote in favor of such adjournment those shares that they are entitled to vote that have voted in favor of the proposal. They will vote against any such adjournment on behalf of those proxies that have voted against the proposal.
Manner of Voting
Target Fund shareholders may authorize their proxy by returning the enclosed proxy card or provide voting instructions by returning the enclosed voting instruction card, as applicable. Target Fund shareholders may also authorize their proxy or provide voting instructions via telephone or Internet using the instructions provided on the enclosed proxy card or voting instruction card. A proxy may be revoked at any time prior to its exercise at the Special Meeting by written notice to Kathleen D. Fuentes, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, for approval of the respective proposal.

Pass Through Voting: Shares of the Funds are sold to Separate Accounts and are used as investment options under Contracts and to Plans and IRA custodians.
Contract owners (including participants in a Plan) who select a Fund for investment through a Contract do not invest directly in or hold shares of the Fund. An insurance company that uses the Funds as a funding vehicle, is, in most cases, the legal shareholder of a Fund and has sole voting power with respect to the shares, but generally will pass through any voting rights to Contract owners. Therefore, for Fund shares owned through a Separate Account that is registered with the SEC, a Life Company will request voting instructions from the Contract owner and will vote shares or other interests in the Separate Account as directed by the Contract owner. In the event that any Contract owner fails to provide voting instructions with respect to the Separate Account, the Life Company will vote the shares attributable to that Contract owner for, against, or abstain, in the same proportion as the shares for which voting instructions were received from Contract owners investing through the same Separate Account, even if only a small number of Contract owners provide voting instructions. The effect of proportional voting is that if a large number of Contract owners fail to give voting instructions, a small number of Contract owners may determine the outcome of the vote.
Shares of the Funds are also sold directly to Plans and to IRA custodians. These shares (owned outside of a Contract) are voted directly. A Plan or IRA custodial account that includes a Fund as an investment option, is, in most cases, the legal shareholder of the Fund and, as such, has sole voting power with respect to the shares, but in most cases will pass through any voting rights to Plan participants or IRA owners who have an interest in the Fund. If proxies for directly held shares are not returned, the shares will not be voted.
Voting by Mail: To vote by mail, you should date and sign the proxy card or voting instruction card, as applicable, included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the form in the envelope provided. Please mail it early enough to be delivered prior to the Special Meeting.
Voting by Telephone: You may use the automated touch-tone voting method by calling the toll-free number provided on the proxy card or voting instruction card, as applicable. At the prompt, follow the menu. Prior to calling, you should read this Combined Prospectus/Proxy Statement and have your proxy card or voting instruction card at hand.
Internet Voting. To vote over the Internet, please log on to the website listed on your proxy card or voting instruction card, as applicable, and click on the proxy voting button. Prior to logging on, you should read this Combined Prospectus/Proxy Statement and have your proxy card or voting instruction card at hand. After logging on, follow the instructions on the screen. If you receive more than one proxy card or voting instruction card, you may vote them during the same session.
Additional Information. Shareholders voting their proxies or providing voting instructions by telephone or Internet need not return their voting proxy card or instruction card by mail.
A person submitting votes by telephone or Internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the Internet to submit voting instructions, the shareholder is authorizing Broadridge, a tabulation agent, and its agents, to execute a proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.
Each Target Fund believes that the procedures for authorizing the execution of a proxy by telephone or Internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.
You are requested to fill in, sign and return the enclosed proxy card or voting instruction card, as applicable, promptly. No postage is necessary if mailed in the United States.
January 22, 2021

APPENDIX A
FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
Each of VC I and VC II, on behalf of the relevant Fund(s), has adopted certain fundamental investment restrictions which cannot be changed without approval by a majority of its outstanding voting securities. A majority of the outstanding voting securities is defined as the vote of the lesser of (i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Fund. A change in policy affecting only one Fund may be effected with the approval of a majority of the outstanding shares of such Fund.
In addition, the Funds may have non-fundamental investment restrictions or operating policies which have been approved by the relevant Board. Non-fundamental investment restrictions or operating policies may be changed by the respective Board without shareholder approval. The fundamental and non-fundamental investment restrictions and operating policies of each Fund are listed below. The percentage limitations referenced in some of the restrictions are to be determined at the time of purchase. However, percentage limitations for illiquid investments and borrowings apply at all times. Calculation of each Fund’s total assets for compliance with any of the investment restrictions or any other restrictions will not include cash collateral held in connection with securities lending activities.
In applying the limitations on investments in any one industry (concentration), the Funds may use industry classifications based, where applicable, on industry classification guides such as Baseline, Bridge Information Systems, Reuters, or S&P Stock Guide, Global Industry Classification Standard information obtained from Bloomberg L.P. and Moody’s International, or Barra, and/or the industry classifications set forth in the prospectus of the issuing company of the investment. Further, regarding the securities of one or more issuers conducting their principal business activities in the same industry: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (iv) personal credit and business credit businesses will be considered separate industries.
Fundamental Investment Restrictions
Each of the Value Fund and Acquiring Fund have the following fundamental investment restrictions:
Borrowing
Each Fund may borrow money in amounts up to 33 1⁄3% of the value of its total assets for temporary or emergency purposes, or as permitted by law. Each Fund may also borrow money for investment purposes, up to the maximum extent permissible under the 1940 Act. A Fund may also obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. In order to secure any permitted borrowings and reverse repurchase agreements under this section, a Fund may pledge, mortgage or hypothecate its assets. This policy shall not prohibit a Fund from engaging in reverse repurchase agreements, dollar rolls, or similar investment strategies described in the Fund’s Prospectus and Statement of Additional Information, as amended from time to time.
Notes: The 1940 Act permits a Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to an additional 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (A Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a Fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings (other than the 5% temporary borrowings); provided that in the event that the Fund’s asset coverage falls below 300%, the Fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of a Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments may be considered borrowings and therefore subject to the 1940 Act restrictions. The investment restriction will be interpreted to permit a Fund to engage in trading practices and investments that may be considered borrowings to the extent consistent with the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending are not considered to be borrowings under the restriction. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the restriction.

Commodities
Neither Fund may purchase or sell physical commodities except that each Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; or (iii) purchase or sell commodity options and futures contracts in accordance with its investment practices and policies.
Concentration
Each Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
Notes: The 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting its principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be riskier than a fund that does not concentrate in an industry. The fundamental investment restriction will be interpreted to refer to concentration as it may be determined from time to time. The fundamental investment restriction also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and its authorities, agencies, instrumentalities or political subdivisions (other than private activity municipal debt securities whose principal and interest payments are derived principally from the revenues and the assets of a non-governmental user); and repurchase agreements collateralized by any of such obligations. Accordingly, issuers of the foregoing securities will not be considered members of any industry. Finally, the restriction will be interpreted to give broad authority to a Fund as to how to classify issuers within or among industries.
Diversification
Each Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act. This means that each Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, (a) with respect to 75% of its total assets, more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, a Fund cannot change its classification from diversified to non-diversified without shareholder approval.
Issuance of Senior Securities
Neither Fund may issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Notes: The 1940 Act prohibits a Fund from issuing “senior securities,” which are defined as Fund obligations that have a priority over the Fund’s shares with respect to the payment of dividends or the distribution of Fund assets, except that the Fund may borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose. A Fund also may borrow up to an additional 5% of its total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a Fund can increase the speculative character of the Fund’s outstanding shares through leveraging. Leveraging of a Fund through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the Fund’s net assets remain the same, the total risk to investors is increased to the extent of the Fund’s gross assets. The fundamental investment restriction will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.
Lending
Neither Fund may make loans, except that each Fund may, in accordance with its investment practices and policies (i) engage in repurchase agreements; (ii) lend portfolio securities; (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement, including interfund lending, as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, by exemptive relief, or by any SEC staff interpretation of the 1940 Act.

Real Estate
Neither Fund may purchase or sell real estate except that each Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in the business of real estate.
Underwriting
Neither Fund may underwrite the securities of other issuers, except as permitted by the Board within applicable law, and except to the extent that in connection with the sale or disposition of its portfolio securities, a Fund may be deemed to be an underwriter.
The Large Cap Value Fund has the following fundamental investment restrictions.
Borrowing
The Fund may borrow money in amounts up to 33 1⁄3% of the value of its total assets for temporary or emergency purposes, or as permitted by law. The Fund may also borrow money for investment purposes, up to the maximum extent permissible under the 1940 Act. The Fund may also obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets. This policy shall not prohibit the Fund from engaging in reverse repurchase agreements, dollar rolls, or similar investment strategies described in the Fund’s Prospectus and Statement of Additional Information, as amended from time to time.
Commodities
The Fund may not purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by physical commodities; or (iii) purchase or sell commodity options and futures contracts in accordance with its investment practices and policies.
Concentration
The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby), or domestic bank money market instruments.
Diversification
The Fund may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act. The Fund is classified as diversified under the 1940 Act. This means that the Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, (a) with respect to 75% of its total assets, more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund may invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to nondiversified without shareholder approval.
Issuance of Senior Securities
The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.
Lending
The Fund may not make loans, except that the Fund may, in accordance with its investment practices and policies (i) engage in repurchase agreements; (ii) lend portfolio securities; (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement, including interfund lending, as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act, by exemptive relief, or by any SEC staff interpretation of the 1940 Act.

Real Estate
The Fund may not purchase or sell real estate except that the Fund may (i) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal, or otherwise engage in the business of real estate.
Underwriting
The Fund may not underwrite the securities of other issuers, except as permitted by the Board within applicable law, and except to the extent that in connection with the sale or disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
Non-Fundamental Investment Restrictions
Each of the Acquiring Fund and the Value Fund have the following non-fundamental investment restrictions:
Control of Companies
Each Fund may not invest in companies for the purpose of exercising management control or influence, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated thereunder, as amended from time to time, or (iii) an exemption or similar relief from the provisions of the 1940 Act.
Illiquid Securities
Each Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, stripped mortgage securities and inverse floaters, but excluding variable amount master demand notes and liquid Rule 144A securities. This restriction on illiquid securities is applicable at all times.
Foreign Securities
To the extent consistent with their respective investment objectives, each of the Funds as noted immediately below may invest in foreign securities, which may include emerging market securities. American Depositary Receipts (“ADRs”) and U.S. dollar-denominated securities of foreign issuers are excluded from such percentage limitation for each Fund.
25%:
Value Fund
20%:
Systematic Value Fund
Margin
Each Fund may not purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
Short Sales
Each Fund may not sell securities short except to the extent permitted by applicable law.
Investment Companies
Each Fund may invest in securities issued by other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. No Fund that is acquired by the Dynamic Allocation Fund may acquire any securities of a registered open-end management investment company or of a registered unit investment trust in reliance on Section 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

The Large Cap Value Fund has the following non-fundamental investment restrictions:
Control of Companies
The Fund may not invest in companies for the purpose of exercising management control or influence, except that the Fund may purchase securities of other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated thereunder, as amended from time to time, or (iii) an exemption or similar relief from the provisions of the 1940 Act.
Illiquid Securities
The Fund may not invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days, stripped mortgage securities and inverse floaters, but excluding variable amount master demand notes and liquid Rule 144A securities. This restriction on illiquid investments is applicable at all times.
Foreign Securities
To the extent consistent with its investment objectives, the Fund may invest in foreign securities up to 20% percent of its total assets. ADRs and U.S. dollar denominated securities of foreign issuers are not excluded from such percentage limitation for the Fund.
Margin
The Fund may not purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
Short Sales
The Fund may not sell securities short except to the extent permitted by applicable law.
Investment Companies
The Fund may invest in securities issued by other investment companies to the extent permitted by (i) the 1940 Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the 1940 Act, as amended from time to time, or (iii) an exemption or other relief from the provisions of the 1940 Act. No Fund that is acquired by the Dynamic Allocation Fund, a series of VC I, or by the Lifestyle Funds may acquire any securities of a registered open-end management investment company or of a registered unit investment trust in reliance on Section 12(d)(1)(G) or 12(d)(1)(F) of the 1940 Act.

APPENDIX B
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this    day of    , 2020, among and between VALIC Company I, a Maryland corporation (the “Corporation”), severally and not jointly on behalf of [each of] the    (the “Acquiring Fund”) [and]/[, VALIC Company II, a Delaware statutory trust (the “Trust”), severally and not jointly on behalf of] the     (the “Target Fund,” and together with the Acquiring Fund, the “Funds”) and, solely with respect to Article IX, the Variable Annuity Life Insurance Company. Each of the Acquiring Fund and Target Fund is designated as a legally separate series of the [Corporation]/[Corporation or Trust, as applicable]. Other than the Target Fund and the Acquiring Fund, no other series of [either] the [Corporation]/[Corporation or Trust] are parties to the Agreement.
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Target Fund in exchange for shares of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the assumption by the Acquiring Fund of the Assumed Liabilities (as defined in paragraph 1.3) of the Target Fund; (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Target Fund; and (iv) the complete liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, [each of] the Corporation [and the Trust] is an open-end, registered management investment company within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Target Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, each of the Acquiring Fund and the Target Fund is treated properly as a “regulated investment company” under Subchapter M of the Code;
WHEREAS, the Corporation, on behalf of the Acquiring Fund, is authorized to issue its shares of beneficial interest;
WHEREAS, the Board of Directors of the Corporation has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and
WHEREAS, the Board of [Directors]/[Trustees] of the [Corporation]/[Trust] has determined that the Reorganization is in the best interests of the Target Fund, the interests of the existing shareholders of the Target Fund will not be diluted as a result of the Reorganization and the Reorganization is advisable and directed that the Reorganization be submitted for consideration at a special meeting of the Target Fund Shareholders (as defined in paragraph 1.5);
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE TARGET FUND’S LIABILITIES AND LIQUIDATION OF THE TARGET FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the [Corporation]/[Trust], on behalf of the Target Fund, agrees to convey, transfer and deliver the assets of the Target Fund described in paragraph 1.2 to the Acquiring Fund free and clear of all liens, encumbrances and claims whatsoever. In exchange, the Corporation, on behalf of the Acquiring Fund, agrees: (a) to deliver to the Target Fund the number of full and fractional shares of the Acquiring Fund, determined by dividing: (i) the aggregate value of the Target Fund’s assets, net of liabilities of the Target Fund, computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Acquiring Fund Share computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the liabilities of the Target Fund as described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Target Fund, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to the Target Fund, any deferred or prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than the Target Fund’s rights under this Agreement (the “Assets”).
The Target Fund will, within 7 days prior to the Closing Date, furnish the Acquiring Fund with a list of the Target Fund’s portfolio securities and other investments.
1.3 LIABILITIES TO BE ASSUMED. The Target Fund will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. The Acquiring Fund shall assume all liabilities of, allocated or attributable to, the Target Fund, whether known or unknown, accrued or unaccrued, absolute or contingent or conditional or unmatured except for all expenses that are solely and directly related to the Reorganization (determined in accordance with the guidelines set for in Rev. Rul. 73-54, 1973-1 C.B. 187) and borne by the Variable Annuity Life Insurance Company, each Fund’s investment adviser (the “Adviser”), pursuant to Article IX (the “Assumed Liabilities”).
1.4 STATE FILINGS. Prior to the Closing Date, the Corporation, on behalf of the Acquiring Fund, shall make any filings with the State of Maryland that are required under the laws of the State of Maryland to be made prior to the Closing Date. Prior to the Closing Date, the [Corporation]/[Trust], on behalf of the Target Fund, shall make any filings with the State of [Delaware]/[Maryland] that are required under the laws of the State of [Delaware]/[Maryland] to be made prior to the Closing Date.
1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date, the Target Fund will distribute in complete liquidation of the Target Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Target Fund Shareholders”), all of the Acquiring Fund Shares received by the Target Fund. Upon completion of the distribution of all of the Acquiring Fund Shares in accordance with the prior sentence, the Target Fund will thereupon proceed to liquidate and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of the Corporation of Acquiring Fund Shares credited to the account of the Target Fund to open accounts on the share records of the Acquiring Fund in the name of the Target Fund Shareholders, and representing the respective pro rata number of each class of Acquiring Fund Shares due Target Fund Shareholders holding the corresponding class of the Target Fund’s shares. All issued and outstanding shares of the Target Fund will, simultaneously with the liquidation, be cancelled on the books of the Target Fund and will be null and void. The Corporation shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.
1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.
1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Target Fund shares on the books of the Corporation as of that time shall, as a condition of such transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Target Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Target Fund, or the [Corporation]/[Trust] on behalf of the Target Fund. The Corporation shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.
1.9 TERMINATION. The Target Fund shall be terminated as a series of the [Corporation]/[Trust] promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the State of [Delaware]/[Maryland] and the federal securities laws.
1.10 BOOKS AND RECORDS. Concurrently with the Closing, the share transfer books relating to the Target Fund shall be closed and no transfer of shares shall thereafter be made on such books. All books and records relating to the Target Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to the Acquiring Fund, shall be made available to the Acquiring Fund from and after the Closing Date at the Acquiring Fund’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.
1.11 ACTION BY CORPORATION [OR TRUST]. All actions expressed herein as being the obligations of the Acquiring Fund or the Target Fund will be taken by the Corporation, on behalf of [each of] the Acquiring Fund [and]/[, and the Trust, on behalf of] the Target Fund.
ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by the Acquiring Fund hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day immediately preceding the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using the Corporation’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
2.2 VALUATION OF SHARES. The net asset value per share of each class of the Acquiring Fund Shares shall be the net asset value per share for that class computed at the Valuation Time, using the Corporation’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.
ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [ ], 2021, or such other date and time as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately prior to the commencement of business on the Closing Date. The Closing shall be held virtually.
3.2 CUSTODIAN’S CERTIFICATE. The Target Fund shall instruct its custodian, State Street Bank and Trust Company (“SSB&T” or the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Target Fund. The Target Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for the Acquiring Fund, SSB&T, for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. The Target Fund’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be transferred to or for the account of the Acquiring Fund as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Target Fund shall be transferred and delivered by the Target Fund as of the Closing Date for the account of the Acquiring Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the business day immediately preceding the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Target Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Target Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.
3.4 TRANSFER AGENT’S CERTIFICATE. The Target Fund shall instruct its transfer agent, VALIC Retirement Services Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Target Fund Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of each outstanding class of shares of the Target Fund owned by each Target Fund

Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Target Fund, or provide evidence reasonably satisfactory to the Target Fund that such Acquiring Fund Shares have been credited to the relevant Target Fund’s account on the books of the Acquiring Fund.
3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.
3.6 FAILURE TO DELIVER ASSETS. If the Target Fund is unable to make delivery pursuant to paragraph 3.2 hereof to the Acquiring Fund’s custodian of any of the Assets of the Target Fund for the reason that any of such Assets have not yet been delivered to it by the Target Fund’s broker, dealer or other counterparty, then, in lieu of such delivery, the Target Fund shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by the Acquiring Fund or its custodian, including brokers’ confirmation slips.
ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE [CORPORATION]/[TRUST] AND THE TARGET FUND. The [Corporation]/[Trust], on behalf of the Target Fund, represents and warrants to the Acquiring Fund as follows:
(a) The [Corporation]/[Trust] is a [corporation]/[trust] that is duly organized, validly existing and in good standing under laws of the State of [Maryland]/[Delaware]. The Target Fund has been validly designated as a separate series of the [Corporation]/[Trust]. The [Corporation]/[Trust] is duly authorized to transact business in the State of [Maryland]/[Delaware] and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Target Fund. The [Corporation]/[Trust], on behalf of the Target Fund, has all material federal, state and local authorizations necessary to own all of the properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Target Fund.
(b) The [Corporation]/[Trust] is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The [Corporation]/[Trust] is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Target Fund.
(c) If applicable, the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “N-14 Registration Statement”), as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the [Corporation]/[Trust] and the Target Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the [Corporation]/[Trust] and the Target Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by the [Corporation]/[Trust] with respect to itself and the Target Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(d) The Target Fund’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.
(e) The Target Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the [Corporation]/[Trust], on behalf of the Target Fund, will not result in the violation of [Maryland]/[Delaware] law or any provision of the [Corporation’s articles of incorporation]/[Trust’s declaration of trust] or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the [Corporation]/[Trust] (with respect to the Target Fund) or the Target Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the [Corporation]/[Trust], on behalf of the Target Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the [Corporation]/[Trust] (with respect to the Target Fund) or the Target Fund is a party or by which it is bound.
(f) The [Corporation]/[Trust], on behalf of the Target Fund, has no material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or that are Assumed Liabilities.
(g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to the [Corporation’s]/[Trust’s] knowledge threatened against the Target Fund or any of its properties or Assets which, if adversely determined, would materially and adversely affect the [Corporation]/[Trust] or the Target Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Target Fund to carry out the transactions contemplated by this Agreement. The Target Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
(h) The audited financial statements of the Target Fund as of [May]/[August] 31, 2020, the most recent fiscal year ended, have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied and have been audited by [________] and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of the Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. [The unaudited financial statements of the Target Fund for the six months ended [November 30, 2020] have been prepared in accordance with GAAP consistently applied by the Target Fund, and such statements (true and complete copies of which have been furnished to the Acquiring Fund) fairly reflect in all material respects the financial condition and the results of operations of Target Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Target Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.]
(i) There have been no changes in the financial position of the Target Fund as reflected in the audited financial statements for the fiscal year ended [May]/[August] 31, 2020 [and the unaudited financial statements for the six months ended [November 30, 2020]], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Target Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in the Target Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Target Fund (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph 4.1(i), a decline in the net asset value of the Target Fund due to declines in the value of the Target Fund’s Assets, the discharge of the Target Fund’s liabilities or the redemption of the Target Fund’s shares by a Target Fund’s Shareholders shall not constitute a material adverse change.
(j) Since [November 30, 2020], there has not been: (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Target Fund other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of the Target Fund granted by or on behalf of the Target Fund to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for the Target Fund; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of the Target Fund, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of the Target Fund for borrowed money or any commitment to borrow money by or on behalf of the Target Fund; and (v) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of the Target Fund other than a lien for taxes not yet due and payable. Since [_______], there has not been any amendment of the [Corporation’s]/[Trust’s] organizational documents in a manner materially affecting the Target Fund.
(k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Target Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Target Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.
(l) The [Corporation]/[Trust] has authorized shares of [common stock]/[beneficial interest] allocated to the Target Fund consisting of [[________] shares having a par value of $0.01 per share, of which it is authorized to issue [_______] shares for the Target Fund]/[an unlimited number of shares having a par value of $0.01 per share, of which it is authorized to issue an unlimited number of shares for the Target Fund]. All issued and outstanding shares of [common stock]/[beneficial interest] of the Target Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933, as amended (the “1933 Act”) or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of the Target Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Target Fund’s transfer agent as provided in paragraph 3.4. The Target Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Target Fund shares and has no outstanding securities convertible into any Target Fund shares.
(m) At the Closing Date, the [Corporation]/[Trust], on behalf of the Target Fund, will have good and marketable title to the Assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which the Acquiring Fund has received notice and which have been taken into account in the net asset valuation of the Target Fund, and, upon delivery of the Assets and the filing of any documents that may be required under [Maryland]/[Delaware] state law, the Acquiring Fund will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by the Acquiring Fund.
(n) Subject to the approval of this Agreement by the Target Fund Shareholders, the [Corporation]/[Trust], on behalf of the Target Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. Subject to the approval of this Agreement by the Target Fund Shareholders, the execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the [Directors]/[Trustees] of the [Corporation]/[Trust]. Subject to the approval of this Agreement by the Target Fund Shareholders, this Agreement constitutes a valid and binding obligation of the [Corporation]/[Trust] and the Target Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Target Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
(o) The information to be furnished by the Target Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
(p) The Target Fund is a separate series of the [Corporation]/[Trust] that is treated as a corporation separate from any and all other series of the [Corporation]/[Trust] under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year ending on the Closing Date), the Target Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be such, has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and on or before the Closing Date, will have distributed or will have declared dividends intended to be sufficient to distribute substantially all of (i) the excess of (x) its investment income excludible from gross income under Section 103 of the Code over (y) its deductions disallowed under Sections 265 and 171 of the Code (“net tax-exempt income”), (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current tax year as ending on the Closing Date) the Target Fund will not have any tax liability under Section 852 or Section 4982.
(q) Except for the N-14 Registration Statement and the approval of this Agreement by the Target Fund Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the [Corporation]/[Trust], on behalf of the Target Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the Target Fund Shareholders as described in paragraph 4.1(r) is required for the consummation by the [Corporation]/[Trust], on behalf of the Target Fund, of the transactions contemplated by this Agreement.
(r) The Target Fund has called a special meeting of the Target Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [ ], 2021 (or such other date as the parties may agree to in writing).
4.2 REPRESENTATIONS OF THE CORPORATION AND THE ACQUIRING FUND. The Corporation, on behalf of the Acquiring Fund, represents and warrants to the Target Fund, as follows:
(a) The Corporation is a corporation that is duly organized, validly existing and in good standing under the laws of the State of Maryland. The Acquiring Fund has been validly established as a separate series of the Corporation. The Corporation is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Fund. The Corporation, on behalf of the Acquiring Fund, has all material federal, state and local authorizations necessary to own all of its properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund.
(b) The Corporation is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Corporation is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to the Acquiring Fund.
(c) The N-14 Registration Statement as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to the Corporation and the Acquiring Fund, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to the Corporation and the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning the Corporation and the Target Fund furnished to the Acquiring Fund by the Corporation or the Target Fund. From the effective date of the N-14 Registration Statement through the time of the meeting of the Target Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to itself and the Acquiring Fund for use in the N-14 Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the N-14 Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
(d) The Acquiring Fund’s current prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the N-14 Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

(e) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by the Corporation, on behalf of the Acquiring Fund, will not result in the violation of Maryland law or any provision of the Corporation’s articles of incorporation or by-laws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which the Corporation (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Corporation, on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Corporation (with respect to the Acquiring Fund) or the Acquiring Fund is a party or by which it is bound.
(f) No litigation, claims, actions, suits proceeding or investigation of or before any court or governmental body is pending or to the Corporation’s knowledge threatened against the Acquiring Fund or any of its properties or its assets which, if adversely determined, would materially and adversely affect the Corporation or the Acquiring Fund’s financial condition, the conduct of its business or which would prevent or hinder the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
(g) The audited financial statements of the Acquiring Fund as of May 31, 2020, the most recent fiscal year ended, have been prepared in accordance with GAAP consistently applied and have been audited by [________], and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of the Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of the Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements. The unaudited financial statements of the Acquiring Fund for the six months ended [November 30, 2020] have been prepared in accordance with GAAP consistently applied by the Acquiring Fund, and such statements (true and complete copies of which have been furnished to the Target Fund) fairly reflect in all material respects the financial condition and the results of operations of Acquiring Fund as of such date and the results of operations and changes in net assets for the periods indicated, and there are no material liabilities of Acquiring Fund whether actual or contingent and whether or not determined or determinable as of such date that are required by GAAP to be disclosed but are not disclosed in such statements.
(h) There have been no changes in the financial position of the Acquiring Fund as reflected in the audited financial statements for the fiscal year ended May 31, 2020 and the unaudited financial statements for the six months ended [November 30, 2020], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Acquiring Fund shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.2(g) above, there has been no material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of the Acquiring Fund, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Target Fund. For the purposes of this paragraph 4.2(h), a decline in the net asset value of the Acquiring Fund due to declines in the value of Acquiring Fund’s assets, the discharge of the Acquiring Fund’s liabilities or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change.
(i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of the Acquiring Fund’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.
(j) The Corporation has authorized shares of common stock allocated to the Acquiring Fund consisting of [________] shares having a par value of $0.01 per share, of which it is authorized to issue [_______] shares for the Acquiring Fund. All issued and outstanding shares of beneficial interest of the Acquiring Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act or an exemption there from and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund’s shares and has no outstanding securities convertible into any of the Acquiring Fund’s shares.
(k) The Corporation, on behalf of the Acquiring Fund, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the Directors of the Corporation. This Agreement constitutes a valid and binding obligation of the Corporation and the Acquiring Fund, enforceable in accordance with its terms and no other corporate action or proceedings by the Acquiring Fund are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.
(l) The Acquiring Fund Shares to be issued and delivered to the Target Fund for the account of the Target Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, the Acquiring Fund Shares will be duly and validly issued and will be fully paid and nonassessable.
(m) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
(n) The Acquiring Fund is a separate series of the Corporation that is treated as a corporation separate from any and all other series of the Corporation under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or for that year will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” has elected to be treated as such, and has been (or for that year will be) eligible to compute and has computed (or for that year will compute) its federal income tax under Section 852 of the Code, and will have distributed (or for that year will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (i) its net tax-exempt income, (ii) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid) and (iii) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) for taxable years ending with or prior to the Closing Date such that for all those years the Acquiring Fund will have no tax liability under Section 852 or Section 4982.
(o) Except for the N-14 Registration Statement, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by the Corporation, on behalf of the Acquiring Fund, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of the Target Fund as described in paragraph 4.1(r) is required for the consummation by the Corporation, on behalf of the Acquiring Fund, of the transactions contemplated by this Agreement.
ARTICLE V
COVENANTS OF THE CORPORATION, THE ACQUIRING FUND [, THE TRUST] AND THE TARGET FUND
5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of the Acquiring Fund and the Target Fund will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.
5.2 STATEMENT OF ASSETS AND LIABILITIES. The Target Fund will prepare and deliver to the Acquiring Fund on the second business day prior to the Closing Date a statement of the assets and liabilities of the Target Fund as of such date for review and agreement by the parties to determine that the Assets and Assumed Liabilities of the Target Fund are being correctly determined in accordance with the terms of this Agreement. The Target Fund will deliver at the Closing (1) an updated statement of Assets and Assumed Liabilities of the Target Fund and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its Assets by lot and the holding periods of such Assets, each of (1) and (2) as of the Closing Date, and certified by the Treasurer of the [Corporation]/[Trust].

5.3 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Target Fund shall make available to the Corporation’s officers and agents, on behalf of the Acquiring Fund, all books and records of the Target Fund.
5.4 ADDITIONAL INFORMATION. The [Corporation]/[Trust] and the Target Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Target Fund’s shares.
5.5 CONTRACT TERMINATION. The [Corporation]/[Trust], on behalf of the Target Fund, will terminate all agreements to which it is a party, on behalf of the Target Fund (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Assumed Liabilities.
5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Corporation, on behalf of [each of] the Acquiring Fund [and]/[, and the Trust, on behalf of] the Target Fund, will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the [Corporation]/[Trust], on behalf of the Target Fund, covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.
5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within thirty (30) days after the Closing Date, the [Corporation]/[Trust] shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income tax purposes, as well as any capital loss carryovers and items that the Acquiring Fund will succeed to and take into account as a result of Section 381 of the Code, and which will be certified by the Treasurer of the [Corporation]/[Trust].
5.8 UNAUDITED FINANCIAL STATEMENTS. The [Corporation]/[Trust] shall furnish to the Acquiring Fund within five (5) business days after the Closing Date, an unaudited statement of the Target Fund’s assets and liabilities, portfolio of investments and the related statements of operations and changes in net assets as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position of the Target Fund as of the date thereof and the portfolio of investments, the results of operations and changes in net assets indicated in conformity with generally accepted accounting principles applied on a consistent basis and such financial statements shall be certified by the Treasurer of the [Corporation]/[Trust] as complying with the requirements hereof.
5.9 PREPARATION OF N-14 REGISTRATION STATEMENT. The Corporation, on behalf of the Acquiring Fund, will prepare and file with the Commission the N-14 Registration Statement relating to the Acquiring Fund Shares to be issued to the Target Fund Shareholders, if necessary. The N-14 Registration Statement shall include a notice to Target Fund Shareholders, a Combined Prospectus/Proxy Statement and other materials relating to the transactions contemplated by this Agreement. At the time the N-14 Registration Statement becomes effective, at the time of the Target Fund Shareholders meeting and at the Closing Date, the N-14 Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the N-14 Registration Statement, for inclusion therein, in connection with the meeting of the Target Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of the Target Fund any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to the Target Fund Shareholders appropriate disclosure with respect to the item.
5.10 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Willkie Farr & Gallagher LLP, special counsel to each of the Corporation [, the Trust] and the Funds, will render an opinion on these matters. None of the Corporation, the Acquiring Fund [, the Trust] or the Target Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a)

of the Code. At or prior to the Closing Date, the Corporation, the Acquiring Fund [, the Trust] and the Target Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP, special counsel to the Corporation [and the Trust], to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Willkie Farr & Gallagher LLP).
5.11 REASONABLE BEST EFFORTS. Each of the Corporation, the Acquiring Fund [, the Trust] and the Target Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.
5.12 AUTHORIZATIONS. The Corporation, on behalf of the Acquiring Fund, agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to operate in the normal course of business after the Closing Date.
5.13 DISTRIBUTION. The [Corporation]/[Trust], on behalf of the Target Fund, covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.
5.14 PROXY. The [Corporation]/[Trust], on behalf of the Target Fund, agrees to mail to its respective shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE [CORPORATION]/[TRUST]
AND THE TARGET FUND
The obligations of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Corporation, on behalf of the Acquiring Fund, of all the obligations to be performed by the Corporation, on behalf of the Acquiring Fund, pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:
6.1 All representations, covenants and warranties of the Corporation, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
6.2 The [Corporation]/[Trust] shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the [Corporation]/[Trust] and the Target Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
(a) The Corporation is registered as an open-end management investment company under the 1940 Act.
(b) Neither the execution, delivery nor performance by the Corporation of the Agreement nor the compliance by the Acquiring Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the Corporation, on behalf of the Acquiring Fund, or the enforceability of the Agreement against the Corporation and the Acquiring Fund.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE CORPORATION AND THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the [Corporation]/[Trust], on behalf of the Target Fund, of all the obligations to be performed by the [Corporation]/[Trust], on behalf of the Target Fund, pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:
7.1 All representations, covenants and warranties of the [Corporation]/[Trust], on behalf of the Target Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.
7.2 The Target Fund shall have delivered to the Acquiring Fund (1) a statement as of the Closing Date of the Target Fund’s Assets and Assumed Liabilities, in accordance with paragraph 5.2, and (2) a list of the Target Fund’s portfolio showing the tax costs of each of its assets by lot and the holding periods of such assets, as of the Closing Date, certified by the Treasurer of the [Corporation]/[Trust].
7.3 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets on the Closing Date, the Target Fund shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Target Fund Shareholders all of its investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).
7.4 The Corporation shall have received on the Closing Date an opinion of Willkie Farr & Gallagher LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Corporation and the Acquiring Fund, covering the following points with such assumptions, exceptions and limitations as are customary in opinions of this sort:
(a) The [Corporation]/[Trust] is registered as an open-end management investment company under the 1940 Act.
(b) Neither the execution, delivery nor performance by the [Corporation]/[Trust] of the Agreement nor the compliance by the Target Fund with the terms and provisions thereof will contravene any provision of applicable federal securities law of the United States of America.
(c) To the best of our knowledge, no governmental approval, which has not been obtained and is not in full force and effect, is required to authorize, or is required in connection with, the execution or delivery of the Agreement by the [Corporation]/[Trust], on behalf of the Target Fund, or the enforceability of the Agreement against the [Corporation]/[Trust] and the Target Fund.
7.5 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any shareholder servicing plan or agreement, other fees payable for services provided to the Target Fund, or sales loads of the Target Fund nor any material reduction in the fee waiver or expense reduction undertakings from those described in the N-14 Registration Statement.
ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE CORPORATION, THE ACQUIRING FUND [, THE TRUST] AND THE TARGET FUND
If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Corporation, the Acquiring Fund [, the Trust] or the Target Fund, as applicable, shall, at its option, not be required to consummate the transactions contemplated by this Agreement; if any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to the Target Fund, the Acquiring Fund shall, at its option, not be required to consummate the transactions contemplated by this Agreement with respect to the Target Fund:
8.1 This Agreement and the transactions contemplated herein, with respect to the Target Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Target Fund in accordance with the provisions of the [Corporation’s articles of incorporation]/[Trust’s declaration of trust] and by-laws, applicable

[Maryland]/[Delaware] law and the 1940 Act. Evidence of such approval shall have been delivered to the Acquiring Fund, in such form as shall be reasonably acceptable to the Acquiring Fund. Notwithstanding anything herein to the contrary, none of the Corporation, the Acquiring Fund [, the Trust] or the Target Fund may waive the condition set forth in this paragraph 8.1.
8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.
8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of the Acquiring Fund or the Target Fund, provided that any party hereto may waive any such conditions for itself.
8.4 The N-14 Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of the Corporation, with respect to the Acquiring Fund, on Form N-1A under the 1940 Act covering the sale of shares of the Acquiring Fund shall be effective and no stop orders suspending the effectiveness thereof shall have been issued.
8.5 As of the Closing Date, there shall be no pending litigation brought by any person against the Corporation, the Acquiring Fund [, the Trust] or the Target Fund, or the Adviser, Trustees or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.
8.6 The Corporation [and the Trust] shall have received an opinion of Willkie Farr & Gallagher LLP, special counsel to the Corporation [and the Trust], substantially to the effect that, based on certain facts, assumptions and representations of the parties, and upon certain certifications made by the [Corporation]/[Trust], on behalf of the Target Fund, by the Corporation, on behalf of the Acquiring Fund, and their respective authorized officers, for U.S. federal income tax purposes:
(a) the transfer to the Acquiring Fund of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund followed by the distribution by the Target Fund of Acquiring Fund Shares to the Target Fund Shareholders in complete liquidation of the Target Fund, all pursuant to this Agreement, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;
(b) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities of the Target Fund;
(c) under Sections 361 and 357(a) of the Code, no gain or loss will be recognized by the Target Fund upon the transfer of the Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or upon the distribution of Acquiring Fund Shares to the Target Fund Shareholders in exchange for such shareholders’ shares of the Target Fund in liquidation of the Target Fund except for any gain or loss that may be required to be recognized solely as a result of the close of the Target Fund’s taxable year due to the Reorganization;
(d) under Section 354 of the Code, no gain or loss will be recognized by the Target Fund Shareholders upon the exchange of their Target Fund shares solely for Acquiring Fund Shares in the Reorganization;
(e) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares received by each Target Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Target Fund shares exchanged therefor by such shareholder;

(f) under Section 1223(1) of the Code, the holding period of Acquiring Fund Shares to be received by each Target Fund Shareholder pursuant to the Reorganization will include the holding period of the Target Fund shares exchanged therefor, provided that the Target Fund Shareholder held the Target Fund shares as capital assets at the time of the Reorganization;
(g) under Section 362(b) of the Code, the basis of each Asset transferred to the Acquiring Fund in the Reorganization will be the same in the hands of the Acquiring Fund as the basis of such Asset in the hands of the Target Fund immediately prior to the transfer; and
(h) under Section 1223(2) of the Code, the holding period of each of the Assets in the hands of the Acquiring Fund will include the holding period of each such Asset when held by the Target Fund.
Such opinion shall be based on customary assumptions and such representations as Willkie Farr & Gallagher LLP may reasonably request, and the Corporation, on behalf of [each of] the Acquiring Fund [and]/[, and the Trust, on behalf of] the Target Fund, will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, [neither] the Corporation, on behalf of the Acquiring Fund and [nor the Trust, on behalf of] the Target Fund, may [not] waive the condition set forth in this paragraph 8.6.
ARTICLE IX
EXPENSES
Except as otherwise expressly provided in this Agreement, the Adviser or its affiliates shall bear the direct and indirect expenses incurred by the Corporation, the Acquiring Fund [, the Trust] and the Target Fund, each in connection with the transactions contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs but not any transaction costs incurred pursuant to paragraph 1.2 hereof or any transaction costs incurred in connection with the sale of any of the Target Fund’s portfolio securities in connection with the Reorganization. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a tax-free reorganization.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 No party has made to the other party any representation, warranty and/or covenant not set forth herein in connection with the subject matters covered hereby and this Agreement constitutes the entire agreement between the parties with respect thereto.
10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.
ARTICLE XI
TERMINATION
11.1 This Agreement may be terminated by the mutual agreement of the Corporation, on behalf of [each of] the Acquiring Fund and [the Trust, on behalf of] the Target Fund. In addition, the Corporation, on behalf of the Acquiring Fund [and]/[, or the Trust, on behalf of] the Target Fund, may at its option terminate this Agreement at or before the Closing Date due to:
(a) a material breach of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or
(b) a condition herein expressed to be precedent to the obligations of the terminating party or both parties that has not been met if it reasonably appears that it will not or cannot be met.
11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Corporation [or the Trust, as applicable] or the Board of Directors [or Board of Trustees, as applicable], or officers, to any other party. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified or supplemented in such manner as may be agreed upon in writing by the officers of the Corporation [and the Trust] as specifically authorized by the Board[s] of Directors [and Trustees]; provided, however, that, following the meeting of the Target Fund Shareholders called by the [Corporation]/[Trust], on behalf of the Target Fund, pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Target Fund Shareholders under this Agreement to the detriment of the Target Fund Shareholders without their further approval.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY
13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.
13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.
13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
ARTICLE XIV
NOTICES
Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquiring Fund or the Target Fund, 2919 Allen Parkway, Houston, Texas 77019, Attention: John Genoy, President, with a copy to SunAmerica Asset Management, LLC, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07331, Attention: Gregory Bressler, General Counsel, or to any other address that the Acquiring Fund or the Target Fund shall have last designated by notice to the other party. Whenever any notice is required or permitted to be given by any provisions of this Agreement, a written waiver of such notice, signed by the party entitled to said notice, or a waiver by electronic transmission by the party entitled to said notice, shall be deemed equivalent to such required or permitted notice.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
          , on behalf of its series,
               Fund
By:
Name:
Title:
          , on behalf of its series,
               Fund
By:
Name:
Title:
The Variable Annuity Life Insurance Company,
solely with respect to Article IX
By:
Name:
Title:

VALIC COMPANY I
Systematic Value Fund
Value Fund
VALIC COMPANY II
Large Cap Value Fund
2919 Allen Parkway
Houston, Texas 77019
(800-445-7862)
PART B
STATEMENT OF ADDITIONAL INFORMATION
January 22, 2021
This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (“Reorganization”) of each of the Value Fund, a series of VALIC Company I (“VC I”), and the Large Cap Value Fund, a series of VALIC Company II (“VC II”), into the Systematic Value Fund (the “Acquiring Fund”), a series of VC I. The Value Fund and the Large Cap Value Fund are referred to as the “Target Funds” and each, a “Target Fund” and collectively with the Acquiring Fund, the “Funds” and each, a “Fund.”
This SAI contains information which may be of interest to shareholders of each Target Fund relating to the applicable Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated January 22, 2021 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, each Reorganization would involve the transfer of all of the assets and liabilities of the relevant Target Fund in exchange for shares of the Acquiring Fund. Each Target Fund will distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Target Fund.
This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available upon request and without charge by writing to the Acquiring Fund, c/o VALIC Company I, 2919 Allen Parkway, Houston, Texas 77019 or by calling 800.445.7862.
Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUND	1
FINANCIAL STATEMENTS	1
SUPPLEMENTAL FINANCIAL INFORMATION	1
i

ADDITIONAL INFORMATION ABOUT THE TARGET FUNDS AND THE ACQUIRING FUND
For each of the Value Fund and the Acquiring Fund: Incorporated by reference is the Statement of Additional Information for VC I in the Registration Statement on Form N-1A of VC I dated October 1, 2020, solely as it relates to the Value Fund and the Acquiring Fund, as filed with the Securities and Exchange Commission (Securities Act File No. 002-83631).
For the Large Cap Value Fund: Incorporated by reference is the Statement of Additional Information for VC II in the Registration Statement on Form N-1A of VC II dated January 1, 2021, solely as it relates to the Large Cap Value Fund, as filed with the Securities and Exchange Commission (Securities Act File No. 333-53589).
FINANCIAL STATEMENTS
For each of the Value Fund and the Acquiring Fund, this SAI incorporates by reference the Annual Report of VC I solely with respect to each Fund for the fiscal year ended May 31, 2020, which has been filed with the SEC. For the Large Cap Value Fund, this SAI incorporates by reference the Annual Report of VC II solely with respect to the Fund for the fiscal year ended August 31, 2020, which has been filed with the SEC. The Annual Reports contain historical financial information regarding the relevant Fund(s). The financial statements and the report of the independent registered public accounting firm in (i) the Annual Report of VC I solely with respect to each of the Value Fund and the Acquiring Fund (filed via EDGAR on August 7, 2020, Accession No. 0001193125-20-212746), and (ii) the Annual Report of VC II solely with respect to the Large Cap Value Fund (filed via EDGAR on November 6, 2020, Accession No. 0001193125-20-287671), are each incorporated herein by reference.
SUPPLEMENTAL FINANCIAL INFORMATION
The information under this section is intended to comply with the requirements for voluntary early adoption of Rule 6-11 under Regulation S-X. Rule 6-11(d)(2) requires that, with respect to any fund acquisition, registered investment companies must provide certain supplemental financial information in lieu of pro forma financial statements required by Regulation S-X. For this reason, pro forma financial statements of the Acquiring Fund are not included in this SAI.
A table showing the fees of the Acquiring Fund and each Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganizations, is included in the section entitled “Summary – Fees and Expenses” of the Combined Prospectus/Proxy Statement.
Each Reorganization will not result in a material change to a Target Fund’s investment portfolio due to the investment restrictions of the Acquiring Fund. As a result, a schedule of investments of each Target Fund modified to show the effects of the change is not required and is not included. Notwithstanding the foregoing, changes may be made to a Target Fund’s portfolio in advance of the Reorganization and/or the Acquiring Portfolio’s portfolio following the Reorganization.
There are no material differences in accounting policies of the Target Funds as compared to those of the Acquiring Fund.
1

PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION
Article IX of the Registrant’s Restated Articles
(a) The Corporation shall indemnify or advance any expenses to Directors and officers to the extent permitted or required by Section 2-418 of the Maryland General Corporation Law, provided, however, that the Corporation shall only be required to indemnify or advance expenses to any person pursuant to Section 2-418(j)(3) of the Maryland General Corporation Law to the extent specifically approved by resolution adopted by the Board of Directors.
(b) The indemnification provided hereunder shall continue as to a person who has ceased to be a Director or officer, and shall inure to the benefit of the heirs, executors and administrators of such a person.
(c) Nothing contained in this Article shall be construed to protect any Director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of his office (“Disabling Conduct”). The means for determining whether indemnification shall be made shall be (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified (“Indemnitee”) was not liable by reason of Disabling Conduct, or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of Directors who are neither “interested persons” of the Corporation nor parties to the proceeding (“Disinterested Non-Party Directors”), or (b) an independent legal counsel in a written opinion.
(d) Nothing contained in this Article shall be construed to permit the advancement of legal expenses for the defense of a proceeding brought by the Corporation or its security holders against a Director or officer of the Corporation unless an undertaking is furnished by or on behalf of the Indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification, and the Indemnitee complies with at least one of the following conditions: (i) the Indemnitee shall provide a security for his undertaking, (ii) the Corporation shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Directors, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Indemnitee ultimately will be found entitled to indemnification.
Article XI of the Registrant’s By-laws
To the maximum extent permitted by Maryland law in effect from time to time, the Corporation shall indemnify and, without requiring a preliminary determination of the ultimate entitlement to indemnification, shall pay or reimburse reasonable expenses in advance of final disposition of a proceeding to (a) any individual who is a present or former Director or officer of the Corporation and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity or (b) any individual who, while a Director or officer of the Corporation and at the request of the Corporation, serves or has served as a Director, officer, partner, trustee, member or manager of another corporation, real estate investment trust, limited liability company, partnership, joint venture, trust, employee benefit plan or other enterprise and who is made or threatened to be made a party to the proceeding by reason of his or her service in that capacity. The rights to indemnification and advance of expenses provided by the charter of the Corporation and these Bylaws shall vest immediately upon election of a Director or officer. The Corporation may, with the approval of its Board of Directors, provide such indemnification and advance for expenses to an individual who served a predecessor of the Corporation in any of the capacities described in (a) or (b) above and to any employee or agent of the Corporation or a predecessor of the Corporation. Any indemnification or advance of expenses made pursuant to this Article XI shall be subject to applicable requirements of the Investment Company Act and of the charter of the Corporation. The indemnification and payment or reimbursement of expenses provided in these Bylaws shall not be deemed exclusive of or limit in any way other rights to which any person seeking indemnification or payment or reimbursement of expenses may be or may become entitled under any bylaw, resolution, insurance, agreement or otherwise.

Neither the amendment nor repeal of this Article XI, nor the adoption or amendment of any other provision of the charter of the Corporation or these Bylaws inconsistent with this Article XI, shall apply to or affect in any respect the applicability of the preceding paragraph with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.
Registrant has purchased and maintains liability insurance on behalf of any officer, director, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors’ & Officers’ Professional Liability Insurance Policy of $50 million in the aggregate.
Section 3 of the Investment Advisory Agreement (the “Agreement”) between the Registrant and VALIC provides that VALIC shall not be liable to the Registrant, or to any shareholder of the Registrant, for any act or omission in rendering services under the Agreement, or for any losses sustained in the purchase, holding or sale of any portfolio security, so long as there has been no willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties on the part of VALIC.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
ITEM 16. EXHIBITS
1.	(a)
Articles of Incorporation. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Articles Supplementary to the Articles of Incorporation, effective April 10, 1990. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(c)
Articles Supplementary to the Articles of Incorporation, effective September 28, 1990. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(d)
Amendment One to the Articles of Incorporation, effective October 1, 1991. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(e)
Amendment Two to the Articles of Incorporation, effective May 1, 1992. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(f)
Articles Supplementary to the Articles of Incorporation, effective May 1, 1992. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(g)
Articles Supplementary to the Articles of Incorporation, effective January 20, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(h)
Articles Supplementary to the Articles of Incorporation, effective February 4, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(i)
Articles Supplementary to the Articles of Incorporation, effective February 4, 1994. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(j)
Articles Supplementary to the Articles of Incorporation, effective May 1, 1995. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(k)
Articles of Amendment to the Articles of Incorporation, effective October 1, 1997. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(l)
Restated Articles of Incorporation, effective December 31, 2001. Incorporated herein by reference to Post-Effective Amendment Number 34 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 14, 2002 (Accession No. 0000950129-02-000177).

(m)
Articles of Amendment to the Articles of Incorporation, effective December 31, 2001. Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2002 (File No. 2-83631/811-03738).

(n)
Articles Supplementary to Restated Articles of Incorporation, effective September 30, 2004. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 4, 2004 (File No. 2-83631).

(o)
Articles of Amendment to the Articles of Incorporation, effective September 16, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(p)
Articles Supplementary to Restated Articles of Incorporation, effective September 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(q)
Articles of Amendment to the Articles of Incorporation, effective May 8, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(r)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 2007 (File No. 2-83631).

(s)
Articles of Amendment to the Articles of Incorporation, effective December 7, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(t)
Articles Supplementary to Articles of Incorporation, effective March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(u)
Articles of Amendment to the Articles of Incorporation, effective March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(v)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(w)
Articles of Amendment to the Articles of Incorporation, effective May 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(x)
Articles of Amendment to the Articles of Incorporation, effective June 4, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(y)
Articles Supplementary to Articles of Incorporation, effective August 3, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(z)
Certificate of Correction, effective March 10, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(aa)
Articles of Restatement, effective March 10, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(bb)
Articles of Amendment to the Articles of Restatement, effective September 30, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(cc)
Articles Supplementary to Articles of Restatement, effective August 14, 2012. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(dd)
Articles of Amendment to the Articles of Incorporation, effective June 16, 2014. Incorporated herein by reference to Post-Effective Amendment No. 68 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2014 (File No. 2-83631).

(ee)
Form of Articles of Amendment to the Articles of Incorporation, effective September 28, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(ff)
Articles of Amendment to the Articles of Incorporation, effective September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(gg)
Articles of Amendment to the Articles of Incorporation, effective June 4, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(hh)
Articles of Amendment to the Articles of Incorporation, effective October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(ii)
Articles of Amendment to the Articles of Incorporation, effective April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

(jj)
Articles Supplementary to the Articles of Incorporation, effective August 4, 2020. Incorporated herein by reference to Post-Effective Amendment No. 95 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on August 7, 2020 (File No. 2-83631).

(kk)
Articles Supplementary to the Articles of Incorporation, effective November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 101 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 9, 2020 (File No. 2-83631)

2.	(a)
By-Laws as amended and restated, effective October 29, 1991. Incorporated herein by reference to Post-Effective Amendment Number 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Conversation Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Amended and Restated Bylaws, effective July 15, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(c)
Amended and Restated Bylaws, effective January 25, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

3.			None.
4.			Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Prospectus/Proxy Statement included in this Registration Statement).
5.			None.
6.	(a)	(1)
Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and the Registrant, dated August 29, 2001, as amended on August 2, 2004. Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2004 (File No. 2-83631).

(2)
Investment Advisory Agreement between VALIC and the Registrant, dated August 29, 2001, as amended on October 2, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on October 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2005 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on December 5, 2005. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2005 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on May 26, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on October 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 17, 2007 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on December 10, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(8)
Amendment No. 7 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 7, 2008 (File No. 2-83631).

(9)
Amendment No. 8 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended on August 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(10)
Amendment No. 9 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended October 1, 2009. Incorporated herein by reference to Post-Effective Amendment No.  6 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(11)
Amendment No. 10 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended December 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(12)
Amendment No. 11 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(13)
Amendment No. 12 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(14)
Amendment No. 13 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 26, 2010 (File No. 2-83631).

(15)
Form of Amendment No. 14 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(16)
Schedule A to the Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

(17)
Amendment No. 15 to Investment Advisory Agreement between VALIC and the Registrant, dated January 1, 2002, as amended October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(b)	(1)
Investment Sub-Advisory Agreement between VALIC and PineBridge Investments, LLC (formerly AIG Global Investment Corp.), dated March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and PineBridge Investments, LLC, dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(c)	(1)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated January 1, 2002. Incorporated herein by reference to Post-Effective Amendment Number 35 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2002 (File No. 2-83631/811-03738).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated December 20, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated August 10, 2009. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(8)
Form of Amendment No. 7 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(9)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., (Index Funds), dated March 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(10)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC, (Index Funds), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(11)
Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC. (Global Social Awareness Fund and International Equities Index Fund) dated June 16, 2014. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(12)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC (International Socially Responsible Fund, International Equities Fund and Growth Fund), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(13)
Amendment No. 8 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp., dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(14)
Form of Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management, LLC. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(d)	(1)
Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (Science & Technology Fund), dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(2)
Amendment No. 3 to the Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc., dated August 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2008 (File No. 2-83631).

(3)
Amendment No. 4 to the Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc., dated August 17, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(4)
Investment Sub-Advisory Agreement between VALIC and T. Rowe Price Associates, Inc. (Founders/T. Rowe Small Cap Fund), dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(e)	(1)
Investment Sub-Advisory Agreement between VALIC and Wellington Management Company LLP, dated August 29, 2001. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000950129-01-503229).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP, dated January 1, 2002. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 2, 2007 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP, dated April 23, 2003. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on October 2, 2007 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Science & Technology Fund), dated January 29, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Science & Technology Fund), dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Value Fund), dated March 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(7)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Systematic Value Fund), dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(8)
Amendment No. 7 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Inflation Protected Fund), dated September 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020.

(9)
Amendment No. 8 to Investment Sub-Advisory Agreement between VALIC and Wellington Management Company, LLP (Mid Cap Value Fund, High Yield Bond Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(f)	(1)
Investment Sub-Sub-Advisory Agreement between VALIC, A I M Capital Management, Inc., and INVESCO Institutional (N.A.), Inc., (Real Estate Fund), dated March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(2)
Assignment and Assumption Agreement by Invesco Advisers, Inc. of the Investment Sub-Advisory Agreement between VALIC and Invesco Aim Capital Management, Inc. and the Investment Sub-Sub-Advisory Agreement between VALIC, Invesco Aim Capital Management, Inc., and INVESCO Institutional (N.A.), Inc., dated December 31, 2009. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Investment Sub-Sub-Advisory Agreement between VALIC, Invesco Advisers, Inc., and Invesco Asset Management Limited (Global Real Estate Fund), dated September 28, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(g)	(1)
Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc. (Mid Capital Growth Fund), dated December 20, 2004. Incorporated herein by reference to Post-Effective Amendment No. 42 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 20, 2004 (File No. 2-83631).

(2)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc., dated January 26, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Investment Sub-Advisory Agreement between VALIC and Morgan Stanley Investment Management Inc. (International Growth Fund), dated March 8, 2018. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

(h)	(1)
Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Growth I Fund), dated June 20, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company, dated October 31, 2007. Incorporated herein by reference to the Registrant’s Form N-SAR filed with the Securities and Exchange Commission on November 30, 2012 (File No. 811-03738).

(3)
Form of Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (Large Capital Growth Fund), dated September 16, 2013. Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Growth Fund), dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Massachusetts Financial Services Company (International Opportunities Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(i)	(1)
Investment Sub-Advisory Agreement between VALIC and RCM Capital Management LLC (Science & Technology Fund), dated September 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 13, 2005 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and RCM Capital Management LLC, dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(3)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC), dated December 7, 2015. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(4)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and Allianz Global Investors U.S. LLC (formerly RCM Capital Management LLC), dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(j)	(1)
Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund), dated December 5, 2005. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund) dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Franklin Advisers, Inc. (Global Strategy Fund) dated January 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1Aregistration statement filed with the Securities and Exchange Commission on September 28, 2020.

(k)
Investment Sub-Advisory Agreement between Bridgeway Capital Management, Inc. (Small Cap Fund) dated October 1, 2006. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(l)	(1)
Investment Sub-Advisory Agreement between VALIC and Wells Capital Management, Incorporated (Small Cap Aggressive Growth Fund), dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wells Capital Management, Incorporated (Small Cap Aggressive Growth Fund), dated October 31, 2007. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Assignment and Assumption Agreement by Wells Capital Management, Incorporated of the Investment Sub-Advisory Agreement between VALIC and Evergreen Investment Management Company, LLC dated April 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(4)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Wells Capital Management Incorporated, dated September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(m)	(1)
Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Core Equity Fund) dated March 5, 2007. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

(2)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Dividend Value Fund), dated June 7, 2010. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(3)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC (Dividend Value Fund), dated August 8, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(4)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(5)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(6)
Amendment No. 6 to Investment Sub-Advisory Agreement between VALIC and BlackRock Investment Management, LLC, dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(n)	(1)
Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Real Estate Fund), dated March 10, 2008. Incorporated herein by reference to Post-Effective Amendment No. 54 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 18, 2008 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Small-Mid Growth Fund), dated August 19, 2013. Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Small-Mid Growth Fund), dated September 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and Goldman Sachs Asset Management, L.P. (Systematic Core Fund), dated April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

(o)	(1)
Investment Sub-Advisory Agreement between VALIC and RS Investment Management Co., LLC (Small Cap Aggressive Growth Fund), dated August 22, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(2)
Investment Sub-Advisory Agreement between VALIC and Victory Capital Management Inc. (Small Cap Aggressive Growth Fund), dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(p)	(1)
Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Emerging Economies Fund, formerly Global Equity Fund), dated October 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 27, 2011 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Government Securities Fund), dated November 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Growth & Income Fund), dated September 16, 2013. Incorporated herein by reference to the Registrant’s Form N-SAR filed with the Securities and Exchange Commission on January 28, 2014 (File No. 811-03738).

(4)
Amendment No. 3 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Small Cap Fund), dated March 7, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(5)
Amendment No. 4 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Small Cap Value Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(6)
Amendment No. 5 to Investment Sub-Advisory Agreement between VALIC and J.P. Morgan Investment Management Inc. (Asset Allocation Fund), dated January 11, 2021. Incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 11, 2021 (File No. 2-83631).

(q)
Investment Sub-Advisory Agreement between VALIC and Columbia Management Investment Advisers, LLC (Large Cap Core Fund), dated November 14, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(r)	(1)
Form of Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated December 19, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(2)
Amendment No. 1 to Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated November 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(3)
Amendment No. 2 to Investment Sub-Advisory Agreement between VALIC and AllianceBernstein LP (Dynamic Allocation Fund), dated December 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(s)
Investment Sub-Advisory Agreement between VALIC and Janus Capital Management LLC (Mid Cap Strategic Growth Fund), dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(t)
Investment Sub-Advisory Agreement between VALIC and Delaware Investments Fund Advisers (International Opportunities Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(u)
Investment Sub-Advisory Agreement between VALIC and Boston Partners Global Investors, Inc. (Mid Cap Value Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(v)
Investment Sub-Advisory Agreement between VALIC and BMO Asset Management Corp. (Capital Appreciation Fund), dated October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

7.	(a)
Distribution Agreement between Registrant and American General Distributors, Inc., dated October 19, 2005. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 18, 2006 (File No. 2-83631).

(b)
Distribution Agreement between Registrant and SunAmerica Capital Services, Inc. dated June 29, 2013. Incorporated herein by reference to Post-Effective Amendment No. 65 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2013 (File No. 2-83631).

8.			None.
9.	(a)
Custodian Contract between Registrant and State Street Bank and Trust Company, dated May 24, 1990. Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 1998 (Accession No. 0000950129-98-004009).

(b)
Custodian Fee Schedule between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(c)
Amendment to Custodian Contract between Registrant and State Street Bank and Trust Company, dated October 30, 1995. Incorporated herein by reference to Post-Effective Amendment Number 25 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 31, 1997 (Accession No. 0000950129-97-003030).

(d)
Amendment to Custodian Contract, dated October 18, 2000. Incorporated herein by reference to Post-Effective Amendment Number 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (Accession No. 0000719423-01-500030).

	(e)
Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 47 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on July 19, 2007 (File No. 2-83631).

	(f)
Form of Revised Appendix A, effective December 19, 2012, to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

	(g)
Amendment and Revised Fee Schedule, effective November 13, 2013, to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

	(h)
Form of Revised Appendix A to the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006, as amended October 30, 2020. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631)

10.			None.
11.
Opinion and consent of Venable LLP, special counsel for the Registrant . Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811) .

12.	(a)
Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant . Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

	(b)
Form of tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant . Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

13.	(a)	(1)
Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company effective December 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

		(2)
Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company dated June 9, 2011. Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

		(3)
Form of Second Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

		(4)
Form of Third Amendment to Securities Lending Authorization Agreement between Registrant and State Street Bank and Trust Company. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

	(b)	(1)
Amended and Restated Transfer Agency and Service Agreement between Registrant and VALIC, dated October 30, 2007. Incorporated herein by reference to Post-Effective Amendment No. 50 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 5, 2007 (File No. 2-83631).

(2)
Master Transfer Agency and Service Agreement between Registrant and VALIC, dated February 15, 2009. Incorporated herein by reference to Post-Effective Amendment No. 56 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2009 (File No. 2-83631).

(3)
Form of Revised Appendix A, effective December 19, 2012, to the Master Transfer Agency and Service Agreement between Registrant and VALIC, dated February 15, 2009. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(4)
Master Transfer Agency and Service Agreement between Registrant and VALIC Retirement Services Company, dated September 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 69 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2014 (File No. 2-83631).

(c)
Amended and Restated Accounting Services Agreement between Registrant and VALIC effective May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 32 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2001 (File No. 2-83631).

(d)	(1)
Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007 (amended Schedule I effective March 10, 2008). Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 22, 2010 (File No. 2-83631).

(2)
Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007 (amended Schedule I effective August 14, 2012). Incorporated herein by reference to Post-Effective Amendment No. 61 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 20, 2012 (File No. 2-83631).

(3)
Form of Revised Schedule I, effective December 19, 2012, to the Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007, with Schedule I amended March 10, 2008 and August 14, 2012. Incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on December 14, 2012 (File No. 2-83631).

(4)
Form of Revised Schedule I, effective October 30, 2020, to the Amended and Restated Administrative Services Agreement between Registrant and SunAmerica Asset Management Corp., dated October 30, 2007, with Schedule I amended March 10, 2008, August 14, 2012, December 19, 2012, November 13, 2013 and June 29, 2018. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on November 4, 2020 (File No. 2-83631).

(e)
Remote Access Service Agreement between Registrant and State Street Bank and Trust Company, dated August 18, 2003. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2003 (File No. 2-83631).

(f)	(1)
Amended and Restated Expense Limitation Agreement between Registrant and VALIC effective October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(g)	(1)
Fee Waiver Agreement between Registrant (Health Sciences Fund) and VALIC dated August 17, 2015. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 24, 2015 (File No. 2-83631).

(2)
Advisory Fee Waiver Agreement between Registrant (Growth Fund) and VALIC dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(3)
Amended and Restated Advisory Fee Waiver Agreement between Registrant (Growth Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(4)
Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated February 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(5)
Amended and Restated Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated September 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(6)
Fee Waiver Agreement between Registrant (Dynamic Allocation Fund) and VALIC dated June 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 74 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 23, 2016 (File No. 2-83631).

(7)
Advisory Fee Waiver Agreement between Registrant (Small-Mid Growth Fund) and VALIC dated September 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 76 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2017 (File No. 2-83631).

(8)
Advisory Fee Waiver Agreement between Registrant (International Growth Fund) and VALIC dated March 8, 2018. Incorporated herein by reference to Post-Effective Amendment No. 79 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on March 8, 2018 (File No. 2-83631).

(9)
Advisory Fee Waiver Agreement between Registrant (Core Equity Fund) and VALIC dated November 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(10)
Advisory Fee Waiver Agreement between Registrant (International Value Fund) and VALIC dated September 10, 2018. Incorporated herein by reference to Post-Effective Amendment No. 81 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2018 (File No. 2-83631).

(11)
Advisory Fee Waiver Agreement between Registrant (Dividend Value Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(12)
Advisory Fee Waiver Agreement between Registrant (Systematic Value Fund) and VALIC dated October 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 26, 2019 (File No. 2-83631).

(13)
Advisory Fee Waiver Agreement between Registrant (Global Strategy Fund) and VALIC dated January 29, 2020. Incorporated herein by reference to Post-Effective Amendment No. 88 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 29, 2020 (File No. 2-83631).

(14)
Advisory Fee Waiver Agreement between Registrant (Systematic Core Fund, formerly Growth & Income Fund) and VALIC dated April 27, 2020. Incorporated herein by reference to Post-Effective Amendment No. 91 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on April 27, 2020 (File No. 2-83631).

		(15)
Advisory Fee Waiver Agreement between Registrant (Large Cap Core Fund) and VALIC dated September 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

		(16)
Advisory Fee Waiver Agreement between Registrant (Inflation Protected Fund) and VALIC dated September 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 96 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on September 28, 2020 (File No. 2-83631).

		(17)
Advisory Fee Waiver Agreement between Registrant (Asset Allocation Fund) and VALIC dated January 11, 2021. Incorporated herein by reference to Post-Effective Amendment No. 103 to the Registrant’s Form N-1A registration statement filed with the Securities and Exchange Commission on January 11, 2021 (File No. 2-83631).

14.			Consent of PricewaterhouseCoopers LLC , independent registered public accounting firm for the Registrant , is filed herewith.
15.			None.
16.
Power of Attorney . Incorporated herein by reference to the Registrant’s Form N-14 registration statement filed with the Securities and Exchange Commission on November 20, 2020 (File No. 333- 250811 ) .

17.	(a)	(1)
Form of Proxy Card . Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

		(2)
Form of Voting Instruction Card . Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

		(3)
Form of Voting Instruction Card/Group Authorization Card . Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

		(4)
Form of Voting Instruction Card/ Group Authorization Card (403(b)) . Incorporated herein by reference to the Registrant’s Form N-14/A registration statement filed with the Securities and Exchange Commission on January 15, 2021 (File No. 333-250811).

ITEM 17. UNDERTAKINGS
(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
(3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the reorganizations within a reasonably prompt time after receipt of such opinion.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City and the State of New Jersey, on January 22, 2021.
VALIC Company I, on behalf of Systematic Value Fund

By:	/s/ John T. Genoy
John T. Genoy President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
	Signature	Title	Date

	/s/ John T. Genoy	President (Principal Executive Officer)	January 22, 2021
John T. Genoy

	/s/ Gregory R. Kingston	Treasurer (Principal Financial and Accounting Officer)	January 22, 2021
Gregory R. Kingston

	*	Director	January 22, 2021
Thomas J. Brown

	*	Director	January 22, 2021
Judith Craven

	*	Director	January 22, 2021
Yvonne Montgomery Curl

	*	Director	January 22, 2021
Timothy J. Ebner

	*	Director	January 22, 2021
Peter A. Harbeck

	*	Director	January 22, 2021
Kenneth J. Lavery

	*	Director	January 22, 2021
Eric S. Levy

	*	Director	January 22, 2021
John E. Maupin, Jr.

*By:	/s/ Christopher J. Tafone		January 22, 2021
Christopher J. Tafone Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-14
Ex. Number	Description
14	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant